September 30, 1999
Annual

Report

Calvert SOCIAL
INVESTMENT fund

Calvert Social
Investment Fund

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Branch Office
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Suite 1000 North
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Registered, Certified
or Overnight Mail
Calvert Group
c/o NFDS
330 West 9th Street
Kansas City, MO 64105

Web Site
http://www.calvert.com

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

This report is intended to provide fund
information to shareholders. It is
not authorized for distribution to
prospective investors unless preceded or accompanied by a prospectus.

Calvert Group's
Family of Funds

Tax-Exempt Money Market Funds
CTFR Money Market Portfolio
CTFR California Money Market Portfolio

Taxable Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio

Balanced Fund
CSIF Balanced Portfolio

Municipal Funds
CTFR Limited-Term Portfolio
CTFR Long-Term Portfolio
CTFR Vermont Municipal Portfolio
National Muni. Intermediate Portfolio
California Muni. Intermediate Portfolio
Maryland Muni. Intermediate Portfolio
Virginia Muni. Intermediate Portfolio

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund

Equity Funds
CSIF Managed Index Portfolio
CSIF Equity Portfolio
Capital Accumulation Fund
CWV International Equity Fund
New Vision Small Cap Fund
New Africa Fund







  printed on recycled paper
  using soy-based inks

Table
of
Contents
President's Letter
1
Chairman's Letter
2
Portfolio
Manager Remarks
4
Report of Independent Accountants
18
Portfolio
of Investments
19
Statements
of Assets and Liabilities
39
Statements
of Operations
41
Statements
of Changes in
Net Assets
43
Notes to
Financial Statements
52
Financial Highlights
57
Y2K Update
69

Dear Shareholders:
1999 may be characterized as a year of
changing fortunes. We have witnessed a
strong recovery in the markets of Asia and the Far East, while European markets have enjoyed mixed blessings. At home, top performing stocks were again concentrated by capitalization range and industry group, with large-capitalization companies, technology, and internet stocks fueling the advance. Other categories, such as small cap stocks and health care stocks, have lagged these advances.
We have seen a watchful Federal Reserve
raise interest rates in response to the
lessening of global liquidity concerns and rising price pressures -- the latter being a downside to the benefit of low unemployment.
On the whole, the current economic
environment is very positive, but in any environment -- particularly one marked by volatility such as today's -- investor discipline is more important than ever. In reviewing our recently redesigned Web site, www.calvert.com, you will see that we now offer more interactive information tools to help you make the most informed decisions.
As always, we encourage you to make
decisions based on your financial objectives and tolerance for risk. You should routinely review your asset allocation to be sure you are positioned at a comfortable risk level.
Your financial professional can suggest
strategies that keep you on track to meet long-term financial objectives.
We appreciate your investment in Calvert
Group funds and look forward to helping you meet your financial goals.
Sincerely,
Barbara J. Krumsiek
President and CEO
October 27, 1999

Dear Investor:
The Fund has continued its leadership work
in humanizing capitalism this past fiscal
year through several different initiatives:
Indigenous Rights
Calvert Social Investment Fund is now the
first ever mutual fund to adopt a social
policy supporting the indigenous peoples of
North America -- and the first ever fund to
include an Indigenous Rights investment
screen in support of that policy. In
formulating our stance on Indigenous Rights,
we took a series of proactive steps over the
course of the past year. These included:
1)Providing testimony on the issue of nega
tive images and intellectual property rights
before the U.S. Patent and Trademark Office.
2)Hosting a half-day networking and strategy
roundtable with leaders from the Native
American community to discuss the use of
negative images surrounding Native
Americans.
3)Discussing our Indigenous Rights policy
with several apparel manufacturers and
retailers, including Federated Department
Stores, Liz              Claiborne, Dayton
Hudson, and    JC Penney.
We hope that these initiatives backed by your support will help move this dialog into the mainstream of public consciousness and onto the desks of corporate America.

High Social Impact Investments
The Fund continues to help those who are helping themselves through its High Social
Impact program, where one percent of the Fund's money is invested at low rates to further issues of social justice (and almost no losses on more than 100 investments!).
It's helping people like Phyllis Sisco,
owner and operator of Unique Touch Hair
Salon. Ms. Sisco says she realized her dream of owning her own business when she was laid off at her old job after a two-month illness. She had the knowledge and the experience to run her own shop, but was concerned about the financing. First State
Community Loan Fund (FSCLF) made it happen.
"Little by little I would take the loan and money from my other job and buy things for the business. And I got everything together." Sisco acquired an empty space in the City of Newark and has since then been maintaining a successful business for herself. In the last five years, FSCLF has loaned $1.6 million to more than 500 entrepreneurs and developers of affordable housing in
Delaware. The Fund is pleased to be able to support this kind of work through its investment in FSCLF.
Special Equities
The Fund recently made an investment of
$200,000 into Fran's Healthy Helpings -- A
Company Run by Moms. This private company makes children's frozen meals that are both nutritious and tasty. Small investments like these are important in growing seedling private companies that may later be able to grow and contribute to the mainstream in a way that also results in venture capital returns to the Fund.
Calvert Web & Working Women
Calvert has also expanded its Web site,
designing it to be even more user-friendly to you, the shareholder. It also has a new
Web address, www.calvert.com. Importantly, your Web site also provides public education about socially responsible investing. A complete list of equity portfolio holdings for the Fund is now posted monthly on the site -- a first in the mutual fund industry.
Two new screens were added to the "Know What
You Ownr" service: Individuals can now
determine whether their mutual funds invest in firearms manufacturers or nuclear power companies, as well as continue to find out whether they own stock in tobacco companies.
Calvert Group continues to be an employer of choice among today's professionals, and is justly proud of its reputation as such within the business and social communities in which it operates. And once in a while the word gets out to the national press, too! Calvert was once again recognized by Working Mother Magazine as one of the 100
Best Companies for Working Mothers for the
7th year in a row.
It has taken years to make social investing a widely-accepted concept. With your help we have taken strong efforts to build a model program that has an impact that goes beyond financial returns, and we expect to continue to see the practice grow. Thank you again for your support.
Sincerely,
D. Wayne Silby,
Chairman

Money Market Portfolio Statistics
September 30, 1999

Investment Performance

                6 Months 12 Months
                    ended  ended
                  9/30/999/30/99
Money
Market Portfolio    2.21%  4.54%
Lipper Money
Market Instrument
Funds Average       2.16%  4.41%

Maturity Schedule

                         Weighted Average
                  9/30/999/30/98
                  46 days36 days

Laurie
Webster
of CAlvert Asset Management Company
How did the Portfolio perform relative to its benchmark?
For the past 12 months, the Portfolio
returned 4.54%, outperforming the Lipper
Money Market Instrument Funds average of
4.41%.
How has the tighter money stance by the Fed affected the market?
This year, the markets have experienced a complete turnaround of interest rate expectations. Whereas last year, the Fed was moving towards lowering rates, this year the Fed has been cautiously watching for any signs of inflation spurred by an overheating economy. The series of interest rate hikes and tightening bias announcements have moved rates sharply higher in the short end of the bond markets. Rapidly rising rates in Japan and England, and a fast growing US economy have also combined to create market expectations of potential inflation. Particularly in the second half of the year, the Fed has been keeping a diligent watch over rising employment levels, rising stock prices and a weakening dollar. Over the course on the year they have increased the discount rate once and the federal funds rate once.
In addition, they have adopted a tightening bias, meaning they feel one or more rate hikes may be needed soon to keep inflation under control.
Yields on Treasury bills have not moved as much as on money market instruments because of the reduction in treasury financing needs. This, combined with year-end concerns, could keep money market and treasury supply low for the remainder of the year.

The Portfolio started the year with an
average maturity of close to 40 days. In anticipation of rising rates, we shortened the Portfolio to 30 days by the middle of February 1999. As rates moved higher throughout the start of 1999, the Portfolio purchased higher yielding securities, thereby extending the maturity to 50 days. The Portfolio continues to invest in many taxable municipal floating rate instruments that will reset at higher levels as interest rates move higher.
What is your outlook for the coming year?
We expect the Fed to continue to carefully monitor the economy for any signs of inflation. Concerns over very low unemployment and rising wage inflation have fueled the fires for still higher rates.
Coupled with a weakening dollar, strong
consumption, and housing demand, the market appears poised for higher rates. Most market participants are looking toward at least one more rate increases in late 1999 or early
2000.
We will continue to structure the Portfolio with high liquidity as the year-end approaches so that we may take advantage of any additional Fed moves that would raise rates and create a buying opportunity.
October 27, 1999

Money Market Portfolio Statistics
September 30, 1999

Average Annual Total Returns

            as of 9/30/99
One year                   4.54%
Five year                  4.89%
Ten year                             4.81%
Since inception     6.10%
(10/21/82)

Total return assumes reinvestment of
dividends. Past performance is no guarantee of future results.

Balanced Portfolio Statistics
September 30, 1999
Investment Performance
                 6 Months12 Months
                    ended  ended
                  9/30/999/30/99
Class A                            (2.70%)
11.52%
Class B                            (3.24%)
10.15%
Class C                            (3.17%)
10.43%
Class I                            (2.45%)
N/A
Lehman Aggregate
Bond Index TR     (0.21%)(0.37%)
S&P 500 Index
Mthly. Reinvested   0.37% 27.79%
Lipper Balanced
Funds Average     (0.15%) 12.55%

Ten Largest Long-Term Holdings
          % of Net Assets

Microsoft Corp.     2.58%
Skandinaviska Enskilda Banken,
   6.50%, 12/29/49  2.13%
EMC Corp.                  1.90%
International Business
  Machines Corp.    1.85%
Illinois Tool Works, Inc.  1.52%
BMC Software, Inc.  1.51%
Lucent Technologies, Inc.  1.47%
Sun Microsystems, Inc.1.42%
MCI Worldcom, Inc.  1.40%
Tellabs, Inc.              1.38%
Total                     17.16%
Investment performance does not reflect the deduction of any front-end or deferred sales charge. TR represents total return.

Source: Lipper Analytical Services, Inc.

New subadvisors assumed management of the equity portion of the Portfolio effective
July 1995.

CAMCO
Vice President
of Equities, John Nichols
How did the Portfolio perform?
As a whole the CSIF Balanced Portfolio's
Class A shares performed a respectable
11.52% for the 12 months ending September
30, 1999, trailing only slightly the Lipper
Balanced Funds Average at 12.55%.
What was the strategy for the fixed income portion of the Portfolio?
Because of the prevailing wide levels of spreads of non-government bonds, Calvert
Asset Management Company, Inc. (CAMCO) was overweighted in most corporate, agency, and asset-backed securities. We have avoided mortgages because of volatility concerns.
And with high-grade yields now available in the investment grade market, we have been reluctant to pursue even higher yields in the below-investment grade bonds. We have been overweighted in BBB corporate bonds and higher grade bonds such as agencies. We have been underweighted in mortgages, which we feel are relatively rich.
What strategies were utilized by the equity managers?
Brown Capital Management
BCM's management strategy is time-tested and has been effective in producing competitive long-term investment returns, regardless of the interest environment. We attribute underperformance to the S&P 500 benchmark to two factors:
First, poor stock selection, particularly in Consumer Cyclicals and Consumer Staples, where stock underperformed already depressed sector performance; and second, our lack of exposure to the energy sector, which along with technology, performed very strongly indeed, especially in the third quarter. Some of the worst performing industry groups in the S&P 500
Index included pollution control,
manufactured housing, and product
distributors.
NCM Capital Management Group, Inc.
Much like 1998, large capitalized growth stocks dominated the market's performance over the past twelve months, outperforming value stocks by a large margin. As in 1998, the technology sector was the primary driving force behind the market's stellar performance, and we at NCM had success in our decision to overweight the technology sector. We also experienced good selection in Basic Materials, Consumer Cyclicals, and by underweighting Financials. We did less well with selected stocks in Consumer
Staples, a
sector that appears plagued by some macro-economic issues that may persist for the next 6 to 8 months.
What is your outlook for the fixed income side of the Portfolio in the year ahead?
With Y2K concerns and fears of inflation, we do not anticipate any major rally in spreads over the next 6 months, and we expect a hearty supply of new issues especially in the first quarter of 2000 to put pressure on spreads. However, it is our feeling that at current wide levels an investor is well compensated for bearing the risk of potential declining technicals.

Balanced Portfolio Statistics
September 30, 1999
Average Annual Total Returns

           Class A Shares
            as of 9/30/99
One year                   6.22%
Five year                 12.25%
Ten year                             9.17%
Since inception    11.23%
(10/21/82)
           Class B Shares
            as of 9/30/99
One year                   5.15%
Since inception   (0.31%)
(4/1/98)
           Class C Shares
            as of 9/30/99
One year                  10.40%
Five year                 12.07%
Since inception     9.96%
(3/1/94)
           Class I Shares
            as of 9/30/99
Since inception      .52%
(3/1/99)
Performance Comparison
Comparison of change in value of $10,000 investment. (Source: Lipper Analytical
Services, Inc.)

INSERT LINE GRAPH HERE

Total returns assume reinvestment of
dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. Past performance is no guarantee of future results.The value of an investment in Class
A shares is plotted in the line graph. The value of an investment in another class of shares would be different.

Balanced Portfolio Statistics
September 30, 1999
Asset Allocation
Stocks                       56%
Bonds                        41%
Cash & Cash Equivalents 3%
                     100%
Portfolio Characteristics
(Equity holdings, excluding Special Equiti
es)
                           CSIF     S&P
Balanced              500
                         Portfolio   index
Number of Stocks              77       500
Median Market
Capitalization ($bil)      41.56    65.35
(by portfolio weight)
Price/Earnings
Ratio                                34.59
29.86

Earnings Per Share
Growth                               25.2%
16.83%

Yield                                0.63%
1.29%
(return on capital investment)
Volatility Measures
                           CSIF      S&P
Balanced              500
                         Portfolio*  index
Beta1                                 1.11
1.00
R-Squared2                            0.93
1.00
* Equity Portion of Portfolio
1Measure of volatility compared to the S&P
500 Stock Index (S&P 500) beta of 1. The higher the beta, the higher the risk and potential reward.
2Measure of correlation between the fund's returns and the overall market's (S&P 500) returns. An R-Squared of 0 would mean no correlation, an R-Squared of 1 would mean total correlation.
Source: Vestek

And the outlook for equities?
On the equities side, NCM believes there is a unique opportunity to purchase some high quality names at reasonable prices. In a climate of decelerating growth, high quality consistent growth companies should begin to look more attractive to investors. They also believe valuations in the Financial Services sector are enticing, and that Healthcare, Consumer Cyclicals, and Staples should also begin to show positive relative earnings growth by the second half of 2000.
BCM reports that they are restructuring the portfolio to maintain an appropriate level of diversification and also broaden economic sector exposure -- and in view of the relative attractiveness of mid cap stocks relative to large cap stock, are structuring the portfolio to maintain some mid cap stock exposure. They expect the market to continue to exhibit volatility as it discounts Fed expectations, earnings expectations, interest rate expectations, and global economic expectations -- but believe their investment process will produce superior returns regardless of the environment.
October 27, 1999

Greg Habeeb
of Calvert Asset Management Company
How did the Portfolio perform relative to its peer group?
Our active management style resulted in the CSIF Bond Portfolio's Class A shares significantly outpacing both the Lipper
Corporate Debt Funds A rated average and the Lehman Aggregate Bond Index by over 100 basis points. In the Lipper Corporate Debt
Funds A-Rated category, the Portfolio ranked sixth of 161 funds for the one year period ended September 30, 1999.
What were the driving forces in the credit markets?
Treasury yields rose significantly over the last 12 months (from 125 to 200 basis points across the yield curve) due to two factors:
First, as fears of a global economic crisis lessened, the flight to quality reversed itself and treasury prices dropped dramatically; second, fears of inflation resurfaced, led by rising commodity prices
(oil and gold in particular).
Credit markets rallied significantly for the first half of the last year as investors became less fearful of holding non-
Treasury bonds, especially since the yield spreads between such bonds and Treasuries had widened to levels not seen for 10 years. The appetite for such bonds created a frenzy of issuance that lasted through July. In addition, Y2K fears encouraged issuers to borrow earlier in the year rather than later. Amazingly, this issuance was readily absorbed by an investor marketplace fond of the much higher coupons now available.
One last observation is that credit spreads recovered about 40% to 60% of the spread widening that occurred during last year's

Bond Portfolio Statistics
September 30, 1999
Investment Performance
                 6 Months12 Months
                    ended  ended
                  9/30/999/30/99
Class A                              0.32%
1.18%
Class B                            (0.36%)
(0.29%)
Class C                            (0.43%)
(0.40%)
Lehman Aggregate
Bond Index TR     (0.21%)(0.37%)
Lipper Corporate
Debt Funds
A-Rated Average   (1.26%)(2.21%)
Maturity Schedule
                         Weighted Average
                  9/30/999/30/98
                 17 years13 years
SEC Yields
                         30 days ended
                  9/30/999/30/98
Class A                              6.07%
5.56%
Class B                              4.90%
4.33%
Class C                              4.90%
4.36%
Portfolio Quality Structure


AAA                          22%
AA                                      9%
A                            35%
BBB                          30%
BB                                      4%
B                             --
NR                                      --
Cash & Cash Equivalents       --
                            100%
Investment performance does not reflect the deduction of any front-end or deferred sales charge.
TR represents total return.

Source: Lipper Analytical Services, Inc.

Bond Portfolio
Statistics
September 30, 1999

Average Annual Total Returns
           Class A Shares
            as of 9/30/99
One year                 (2.63%)
Five year                  6.32%
Ten year                             7.13%
Since inception     7.70%
(8/24/87)
           Class B Shares
            as of 9/30/99
One year                 (4.21%)
Since inception   (0.58%)
(4/1/98)

           Class C Shares
            as of 9/30/99
One year                 (0.33%)
Since inception     1.15%
(6/1/98)

Performance Comparison
Comparison of change in value of $10,000 investment. (Source: Lipper Analytical
Services, Inc.)

INSERT LINE GRAPH HERE

Total returns assume reinvestment of
dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. Past performance is no guarantee of future results. The value of an investment in Class
A shares is plotted in the line graph. The value of an investment in another class of shares would be different.

global crisis. Most of this recovery took place through April. Since April spreads have stabilized at levels much wider than those that existed from 1992-1997.
What was your strategy?
Because of the prevailing wide levels of spreads of non-government bonds, we have been overweighted in most corporate, agency, and asset-backed securities. We have avoided mortgages because of volatility concerns. And with high-grade yields now available in the investment grade market, we have been reluctant to pursue even higher yields in the below-investment bonds.
We have been overweighted in BBB corporate bonds and higher grade bonds such as agencies. We have been underweighted in mortgages, which we feel are relatively rich.
What should investors expect in the coming months?
With Y2K concerns and fears of inflation, we do not anticipate any major rally in spreads over the next 6 months. We expect a hearty supply of new issues especially in the first quarter of 2000 to put pressure on spreads. However, it is our feeling that at current wide levels an investor is well compensated for bearing the risk of potential declining technicals.
October 27, 1999

Dan Boone
of atlanta capital
management
How did the Portfolio perform?
It has been an exciting first year for
Atlanta Capital as your investment sub-
advisor. We are pleased that the Portfolio has gotten off to a good start, with Class A shares total return of 32.98% as compared with our benchmark, the S&P 500 Index, of 27.79%.
How are global economic and market events shaping economic and market events in the U.S.?
The general market environment has been
favorable to the Portfolio's performance, despite many economic and market crosscurrents. Partly, the strong returns reflect the relatively low starting point, as the market one year ago was in the midst of adjusting to the Russian default and the implosion of some large, overly-leveraged derivative-based hedge funds. To contain the financial crises, the Federal Reserve repeatedly lowered the Federal Funds rate, reversing the slide in stock prices and generating a strong rebound in consumer spending. Demand for imported goods in turn stabilized Asian economies, and as prospects for continued economic growth at very low inflation rates became evident, the stock market surged to new highs.
How has the tighter money stance by the Fed affected markets?
The rising market continued for nine months, until the Federal Reserve began reigning in the liquidity during the second quarter. The
Fed is concerned that the domestic economy has been growing too fast, but has been constrained from acting too aggressively because the core inflation rate has remained benign. Nevertheless, short-term rates were raised twice and the current

Equity
Portfolio Statistics
September 30, 1999

Investment Performance

                 6 Months12 Months
                    ended  ended
                  9/30/999/30/99
Class A                            (2.38%)
32.98%
Class B                            (2.92%)
31.37%
Class C                            (2.84%)
31.66%
S&P 500 Index
Mthly. Reinvested   0.37% 27.79%
Lipper Growth
Funds Average       1.45% 30.34%

Ten Largest Stock Holdings

                         % of Net Assets
Sun Microsystems, Inc.     4.52%
Scientific Atlanta, Inc.   3.35%
Cisco Systems, Inc.        3.33%
Hewlett Packard Co.        2.98%
Nalco Chemical Co.         2.88%
Electronic Data Systems Corp.        2.86%
Intel Corp.                          2.81%
Tyco Int'l, Ltd.           2.79%
EOG Resources, Inc.        2.75%
ABM Industries, Inc.       2.74%
Total                               31.01%

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

Source: Lipper Analytical Services, Inc.

New subadvisor assumed management of the Portfolio effective September 1998

Equity
Portfolio Statistics
September 30, 1999
Average Annual Total Returns

                         Class A Shares
                         as of 9/30/99
One year                            26.92%
Five year                           12.97%
Ten year
8.28%
Since inception            8.70%
(8/24/87)

                         Class B Shares
                         as of 9/30/99
One year                            26.56%
Since inception          (1.79%)
(4/1/98)

                         Class C Shares
                         as of 9/30/99
One year                            31.80%
Five year                           12.76%
Since inception            9.33%
(3/1/94)
Performance Comparison
Comparison of change in value of $10,000 investment. (Source: Lipper Analytical
Services, Inc.)

INSERT LINE GRAPH HERE

Total returns assume reinvestment of
dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. Past performance is no guarantee of future results. The value of an investment in Class
A shares is plotted in the line graph.The value of an investment in another class of shares would be different.

bias is for more tightening. This caused interest rates to rise and the stock market to decline in the third quarter of this year.
Where does the market go from here?
The recent rise in stock prices has not been broad based, particularly in calendar 1999.
In fact, all of the gain in the market
averages since January has come from just one sector, technology, the only sector to show an increase during the third quarter.
This degree of concentration on a single sector has not occurred since the 1979 - 1980 focus on the energy stocks.
Our first investment discipline at Atlanta
Capital is to only invest in high-quality companies with ten-year financial histories of consistent earnings and dividend growth, and we have found a large number of profitable companies that meet both our financial criteria as well as Calvert's socially responsible criteria.
Overall, our outperformance for the year was provided by stock selection in Basic
Materials and Capital Goods and by
sector/theme weightings helped by avoiding underperforming sectors of the market, i.e.
utilities, consumer staples, energy, and financials. Our major disappointment, sector wise, was our overweighting in pharmaceutical companies within healthcare, which rose less than 3% over the twelve months.
What, then, is your market outlook for the coming year?
We expect favorable factors such as rising productivity, low core inflation, and earnings growth to prevail. If the Federal Reserve is to keep its hands off the monetary brakes, the economy must slow to a more sustainable growth rate. There again, if growth is too strong, and inflation begins to rise, the Federal Reserve will raise interest rates and the correction in the stock market will be increased in both depth and length. We believe that this will not be the case.
Slower economic growth and rising
productivity will keep inflation in check, and this should lead to lower interest rates in 2000 and a modest rise in stock prices.
Following our normal disciplines, we
continue to harvest some of the profits from our big winners and recycle them into stocks with strong earnings prospects in 2000 and 2001, but with better valuations. This includes some of the currently less popular consumer companies with a significant international presence. We believe the international economic recovery is real, especially in Asia and Japan, and we invested accordingly.
In summary, we are cautious about the near-term outlook for the market with the prospect that the Fed may raise short-term rates, but positive on the one- to two-year outlook as we believe inflation will be contained and earnings will grow. The Portfolio's combination of high-quality companies with above-average growth at valuations equal to the broad market position us well for both offense and defense in the markets to come.
We appreciate the confidence expressed by your investment in the Portfolio. We have our eyes on the long term. Our belief is that we can add substantial value by investing in high-quality socially-responsible growth companies, and will keep you fully informed about our short and long-term progress towards this goal.
October 27, 1999

Equity Portfolio Statistics
September 30, 1999
Asset Allocation
Stocks                                 95%
Notes                                   1%
Cash & Cash Equivalents       4%
                            100%
Portfolio Characteristics

                    CSIF S&P
                   Equity    500
                Portfolio  index
Number of Stocks       48    500
Median Market
Capitalization ($bil)11.13 65.35
(by portfolio weight)
Price/Earnings
Ratio                      29.32     29.86

Earnings Per Share
Growth                              17.78%
16.83%

Yield                      0.86% 1.29%
(return on capital investment)

Volatility Measures
                     CSIFS&P
                   Equity    500
                Portfolio  index
Beta1                       1.01      1.00
R-Squared2                  0.82      1.00
1Measure of volatility compared to the S&P
500 Stock Index (S&P 500) beta of 1. The higher the beta, the higher the risk and potential reward.
2Measure of correlation between the fund's returns and the overall market's (S&P 500) returns. An R-Squared of 0 would mean no correlation, an R-Squared of 1 would mean total correlation.
Source: Vestek

Managed Index
Portfolio Statistics
September 30, 1999
Investment Performance

                 6 Months12 Months
                    ended  ended
                  9/30/999/30/99
Class A                              0.12%
24.68%
Class B                            (0.54%)
23.00%
Class C                            (0.54%)
22.93%
Class I                              0.36%
25.09%
Russell 1000
Index                      0.05%    26.97%
Lipper Growth
Funds Average       1.45% 30.34%

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

Source: Lipper Analytical Services, Inc.




Asset Allocation

Stocks                                 99%
Cash & Cash Equivalents       1%
Total                                 100%

Ted Gekas of State Street Global Advisors
How did the Portfolio perform compared to its benchmark?
The Managed Index Portfolio A shares rose
24.68% for the year ending September 30, 1999, versus 26.97% for the Russell 1000
Index. While the Portfolio tracked the index closely at the end of 1998, it underperformed the index by 2% during the first quarter. A portion of this underperformance was due to a slight downward bias in the market cap exposure.
Large cap stocks handily outpaced smaller caps in the first quarter so any mismatch in the size profile was punished.
Major risk factors (size, growth, value, etc.) have had little impact on the net performance, since the Portfolio has very little "active" exposure to these factors. The Portfolio does have marginal industry and sector exposures. The
Portfolio's underweight in the Basic
Materials sector combined with an overweight in Health Care impeded the performance during the second quarter. During the third quarter, the Portfolio benefited from a slight overweight to the computer software industry and an underweight to defense and aerospace. Much of this was offset as the Portfolio maintained a strong exposure to the financial sector which declined over 15% during the same period on fears of tighter monetary policy.
Market Environment
The U.S. equity market turned in a solid, if uneven, performance for the year ending
September 30, 1999. During this time period large cap stocks outperformed smaller cap stocks as the Russell 1000 Index rose 26.97%
versus 19.07% for the small cap Russell 2000
Index. Most of the positive
performance of the equity market can be
attributed to the fourth quarter of 1998, when the Russell 1000 Index rose 21.9%.
Stocks benefited in the fourth quarter after the Fed pushed short-term interest rates lower, helping to allay concerns over the emerging market crisis.
The story of 1999 has been quite different.
Market participants are now focused on
continued economic strength in the U.S., buoyed by strong consumer spending and a reinvigorated manufacturing sector. In fact, robust growth in the U.S. has rekindled fears of wage and price inflation, helping to push long-term interest rates up over 100 basis points and leading the Fed to raise the Fed Funds rate 50 basis points over the past three months.
These fears help explain the less-than-
impressive performance of the U.S. equity market this year. From January through September, the Russell 1000 Index rose
4.18%, while the Russell 2000 Index is up
2.37%.
How has the tighter money stance by the Fed affected markets and the portfolio in the quarter?
The Federal Reserve pushed the Fed Funds rate up 25 basis points on June 30, and again on August 24, citing brisk economic growth and an easing of financial strains caused by last year's emerging market crisis. Today, the target rate stands at 5.25%, while the discount rate is at 4.75%. In response to tighter Fed policy, commercial banks raised the prime rate, which now stands at 8.25%.
The Fed refrained from raising rates at the FOMC meeting on October 5, but moved their policy stance toward a tightening bias. They meet again on November 16.
The U.S. equity market has struggled in the aftermath of these rate hikes. The Russell
1000 Index fell 6.60% during the

Managed Index
Portfolio Statistics
September 30, 1999
Average Annual Total Returns

                         Class A Shares
                         as of 9/30/99
One year                            18.89%
Since inception            4.86%
(4/15/98)
                         Class B Shares
                         as of 9/30/99
One year                            18.00%
Since inception            3.75%
(4/15/98)

                         Class C Shares
                         as of 9/30/99
One year                            22.93%
Since inception           10.65%
(6/1/98)

                         Class I Shares
                         as of 9/30/99
One year                            25.09%
Since inception            8.66%
(4/15/98)

Performance Comparison
Comparison of change in value of $10,000 investment. (Source: Lipper Analytical
Services, Inc.)

INSERT LINE GRAPH HERE

Total returns assume reinvestment of
dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. Past performance is no guarantee of future results. The value of an investment in Class
A, B and I shares is plotted in the line graph.The value of an investment in another class of shares would be different.

Managed Index
Portfolio Statistics
September 30, 1999


Ten Largest Stock Holdings

          % of Net Assets
Microsoft Corp.     3.94%
Intel Corp.                3.14%
International Business
   Machines Corp.   2.92%
Cisco Systems, Inc. 2.67%
Lucent Technologies, Inc.  2.50%
Merck & Co., Inc.   2.39%
Johnson & Johnson   2.26%
Pfizer, Inc.               1.99%
Bellsouth Corp.     1.97%
American Int'l Group, Inc. 1.92%
Total                     25.70%

third quarter. Every major economic sector except technology declined during the quarter. Interest-rate sensitive financial stocks were hardest hit, falling over 15% since the first Fed rate hike.
Somewhat surprisingly, growth stocks managed to beat value stocks during the quarter despite tighter Fed policy. Technology stocks were less impacted by the higher rates as strong PC demand pushed prices up for chipmakers and software related securities.
Where does the Fed go from here?
The Fed must sort out whether those who
espouse the philosophy that
stronger economic activity leads to higher wages and inflation are correct or whether supply-siders and advocates of the "new economy" (growth does not cause inflation) will win the day. Fed Chairman Greenspan himself is unsure which side has the correct model of the economy, and is buying time, waiting for more information before he acts again.
The consensus is that GDP will accelerate from the second quarter's anemic 1.6% annualized rate to a more robust 4% growth rate. Given this expectation and the Fed's tightening bias, it is likely that they will act one more time to raise rates. This would complete the unwinding of the three Fed easings in 1998 in response to the emerging market crisis.

A year after the latest emerging markets blow up, how are global economic and market events shaping events in the U.S. economy and markets?
Emerging markets have roared back this year after last year's abysmal performance. 1998 was plagued by Brazil's overvalued currency, Malaysian capital controls, Russia's financial crisis, and threat of worldwide recession.
This year we've seen a surge in liquidity, with more than 150 central bank cuts worldwide over the past 12 months. Asia has been the top region in the world with many of its markets rising over 50% since the end of August 31, 1998. Russia has also bounced back, rising over 70% during this same time period. Developed economies have also shown improvement.
Stronger growth abroad and more sanguine financial markets help remove an additional obstacle to Fed tightening. Stronger global growth may eventually be felt at home by a healthier demand for our exports. On the margin, this may push the Fed toward a tighter monetary policy going forward.
October 27, 1999

Managed Index
Portfolio Statistics
September 30, 1999

Portfolio Characteristics

                     CSIFRussell
Managed Index        1000
                Portfolio  index
Number of Stocks      196    989
Median Market
Capitalization ($bil)29.17 54.23
(by portfolio weight)
Price/Earnings
Ratio                      27.49     29.13

Earnings Per Share
Growth                    20.36%    16.97%

Yield                      1.34% 1.33%
(return on capital investment)

Volatility Measures

                    CSIF Russell
            Managed Index   1000
                Portfolio  index
Beta1                       1.03      1.00
R-Squared2                  0.97      0.99


1Measure of volatility compared to the S&P
500 Stock Index (S&P 500) beta of 1. The higher the beta, the higher the risk and potential reward.
2Measure of correlation between the fund's returns and the overall market's (S&P 500) returns. An R-Squared of 0 would mean no correlation, an R-Squared of 1 would mean total correlation.

Source: Vestek

Report of Independent Accountants
To the Board of Trustees and Shareholders of
Calvert Social Investment Fund:
In our opinion, the accompanying statements
of assets and liabilities,
including the schedules of investments, and
the related statements of operations, the
statements of changes in net assets and the
financial highlights present fairly, in all
material respects, the financial position of
Calvert Social Investment Fund (comprised of
the Money Market, Balanced, Bond, Equity,
and Managed Index Portfolios, hereafter
referred to as the "Funds"), at September
30, 1999, and the results of each of their
operations, the changes in each of their net
assets and the financial highlights for each
of the periods presented, in conformity with
accounting principles generally accepted in
the United States. These financial
statements and the financial highlights
(hereafter referred to as "financial
statements") are the responsibility of the
Funds' management; our responsibility is to
express an opinion on these financial
statements based on our audits. We conducted
our audits of these financial statements in
accordance with auditing standards generally
accepted in the United States, which require
that we plan and perform the audit to obtain
reasonable assurance about whether the
financial statements are free of material
misstatement. An audit includes examining,
on a test basis, evidence supporting the
amounts and disclosures in the financial
statements, assessing the accounting
principles used and significant estimates
made by management, and evaluating the
overall financial statement presentation. We
believe that our audits, which included
confirmation of securities at September 30,
1999
by correspondence with custodians and
brokers, provide a reasonable basis
for the opinion expressed above.
PricewaterhouseCoopers LLP
Baltimore, Maryland
November 10, 1999

MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 1999

U.S. Government Agency   Principal
Obligations - 12.2%       Amount     Value
Federal Home Loan Bank, 4.79%, 2/4/00
$6,000,000     $5,994,945
Federal Home Loan Bank, 4.98%, 4/14/00
2,000,000       1,999,786
Federal Home Loan Bank, 5.24%, 6/2/00
5,000,000       4,821,694
Federal National Mortgage Assn., 5.79%,
10/12/99
6,000,000       6,001,586
Federal National Mortgage Assn., 5.40%,
2/2/00
5,000,000       4,907,000

  Total U.S. Government Agency Obligations
(Cost $23,725,011)
23,725,011


Depository Receipts For U.S. Government
Guaranteed Loans - 6.0%
Colson Services Corporation Loan Sets:
  6.875%, 9/9/06 (v)(+)  171,129   171,902
  6.59375%, 4/26/09 (v)(+)        227,537
228,143
  8.09375%, 1/17/10 (v)(+)          55,869
57,086
  6.84375%, 7/26/10 (v)(+)        348,019
349,017
  7.00%, 1/22/11 (v)(+)  749,211   749,211
  7.25%, 3/23/12 (v)(+)  648,402   657,331
  7.125%, 5/29/12 (v)(+) 1,665,696 1,682,280
  7.00%, 8/10/12 (v)(+)  5,519,945 5,577,348
  6.75%, 9/2/12 (v)(+)   2,045,027 2,065,757

     Total Depository Receipts for U.S.
Government
       Guaranteed Loans (Cost $11,538,075)
11,538,075


Variable Rate Loans Guaranteed By
Agencies Of The U.S. Government - 1.2%
Loan pools:
  5.75%, 3/1/07 (+)      775,745   773,591
  6.75%, 8/15/12 (+)     1,511,573 1,516,042

     Total Variable Rate Loans Guaranteed by
Agencies of the
     U.S. Government (Cost $2,289,633)
2,289,633


Certificates Of Deposit - 2.2%
Bank of Cherokee County, 4.70%, 4/22/00 (^)
100,000           100,000
Broadway Federal Savings & Loan, 4.50%,
9/14/00 (^)
100,000           100,000
Community Bank of the Bay, 4.45%, 10/7/99
(^)  100,000      100,000
Community Capital Bank, 4.15%, 1/20/00 (^)
100,000           100,000
Elk Horn Bank & Trust, 5.34%, 12/18/99 (^)
100,000           100,000
Family Savings Bank, 4.50%, 8/23/00 (^)
100,000           100,000
Founders National Bank, 4.90%, 8/28/00 (^)
100,000           100,000
NOW Bank of Boston, 4.40%, 4/22/00 (^)
100,000           100,000
Royal Bank of Canada, 5.12%, 3/22/00
3,000,000       2,999,591
Seaway National Bank Chicago, IL, 4.40%,
1/27/00 (^)
100,000           100,000

                         Principal
Certificates Of Deposit - Cont'd
Amount Value
Self Help Credit Union, 4.98%, 7/15/00 (^)
$100,000         $100,000
South Shore Bank:
  4.50%, 10/30/99 (^)    100,000   100,000
  4.50%, 12/18/99        100,000   100,000

  Total Certificates of Deposit (Cost
$4,199,591)              4,199,591

Commercial Paper - 3.0%
Jefferson Pilot Corp., 5.41%, 2/14/00
3,000,000       2,938,687
Island Finance Puerto Rico, 5.41%, 1/18/00
3,000,000       2,950,859

  Total Commercial Paper (Cost $5,889,546)
5,889,546


Corporate Taxable Notes - 11.4%
Abbey National Treasury Services, 5.22%,
5/11/00
5,000,000       4,976,961
Associates Corp. North America, 6.75%,
10/15/99
1,000,000       1,000,453
John Deere Capital Corp., 6.20%, 7/14/00
4,000,000       4,015,157
First Chicago NDB Corp., 6.25%, 7/21/00
2,275,000       2,283,643
Norwest Bank Medium Term Notes, 6.05%,
11/19/99
5,000,000       5,006,775
Star Banc Corp., 6.97%, 5/1/00  4,875,000
4,897,880

   Total Corporate Taxable Notes (Cost
$22,180,869)             22,180,869


Taxable Variable Rate Demand Notes - 60.3%
ABAG Financing Authority for Nonprofit Corp.
CA
  COPs VRDN, 5.50%, 10/1/27,
  LOC: Banque National de Paris 3,668,000
3,668,000
Alabama St. Industrial Development Authority
VRDN,
  5.45%, 12/1/19, LOC: Nationsbank
5,540,000       5,540,000
Alabama St. Industrial Development Authority
VRDN,
  5.45%, 5/1/10, LOC: Regions Bank
115,000           115,000
Aspen Institute, Inc. VRDN, 6.18%, 12/1/04,
  LOC: Allfirst, N.A.    510,000   510,000
Barton Healthcare LLC VRDN, 5.43%, 2/15/25,
  LOC: American National Bank & Trust
5,430,000       5,430,000
Berks County PA Industrial Development
Authority Revenue
  VRDN, 5.50%, 6/1/15, LOC: First Union
National Bank
2,055,000       2,055,000
Betters Group LP VRDN, 5.45%, 2/1/12, LOC:
Century National
  Bank & Trust, Confirming LOC: Mellon Bank
2,090,000       2,090,000
California Housing Finance Agency VRDN,
5.70%, 8/1/31
  (Mandatory Put Tender on 8/1/2000)
6,600,000       6,600,000
California Statewide Community Development
VRDN,
  5.65%, 7/1/27, Confirming LOC: Calsterns,
  LOC: Sanwa Bank California       65,000
65,000
Chicago IL General Obligations VRDN, 5.43%,
1/1/19,
  BPA: LaSalle Bank, INSUR: FGIC
9,300,000       9,300,000
Cloquet MN Industrial Facilities Revenue
VRDN, 5.43%, 4/1/00,
  LOC: Wachovia Bank & Trust    4,400,000
4,400,000
Colorado Health Facilities Authority VRDN,
4.85%, 11/1/26,
  LOC: Kredietbank       5,000,000 5,000,000
Taxable Variable Rate    Principal
Demand Notes - Cont'd     Amount     Value
Episcopal Health Services, Inc. VRDN, 5.50%,
3/1/28,
  LOC: Banque Paribas    $2,585,000 $2,585
,000
Fairview Hospital & Healthcare Services
VRDN, 5.35%, 11/1/15,
  BPA: U.S. Bank N.A., INSUR: MBIA
5,000,000       5,000,000
Health Midwest Ventures Group VRDN, 5.43%,
8/1/19,
  LOC: Bank of America   2,900,000 2,900,000
Healthtrack Sports & Wellness VRDN, 5.43%,
2/15/27,
  LOC: American National Bank & Trust
2,900,000       2,900,000
IPC Industries, Inc. VRDN, 5.45%, 10/1/11,
  LOC: National Bank of Canada  3,435,000
3,435,000
La Miranda CA Industrial Development
Authority VRDN,
  5.43%, 12/1/26, LOC: First National Bank
of Chicago
3,750,000       3,750,000
Maryland State Health High Educational
Facilities VRDN,
  5.45%, 7/1/29, LOC: First Union Bank, NC
2,500,000       2,500,000
Memphis Center Finance Corp. MFH Revenue
  VRDN, 5.73%, 11/1/23, LOC: National Bank
of Commerce TN
190,000           190,000
Meriter Hospital, Inc. VRDN, 5.45%, 12/1/16,
  LOC: Firstar Bank, Milwaukee  7,875,000
7,875,000
Montgomery County Cancer Center LLC VRDN,
5.45%, 10/1/12,
  LOC: Southtrust Bank of Alabama
130,000           130,000
Montgomery County KY Industrial Building
Revenue VRDN,
  5.45%, 8/1/06, LOC: Fleet Bank
1,661,000       1,661,000
Nevada Housing Division Cheyenne MFH VRDN,
5.38%, 4/1/31,
  LOC: East-West Bank, Confirming LOC: FHLB
1,920,000       1,920,000
Nevada Housing Division Hilltop MFH VRDN,
5.38%, 4/1/31,
  LOC: East-West Bank, Confirming LOC: FHLB
570,000           570,000
Nevada Housing Division Stewart MFH VRDN,
5.38%, 4/1/31,
  LOC: East-West Bank, Confirming LOC: FHLB
585,000           585,000
Nevada Housing Division VRDN, 5.38%,
10/1/30,
  LOC: U.S. Bank, N.A.   2,050,000 2,050,000
New Hampshire State Business Financial
Authority Revenue
  VRDN, 5.50%, 6/1/28, LOC: Fleet Bank2,00
0,000  2,000,000
Pasadena CA COPs VRDN, 5.43%, 11/1/12,
  LOC: Canadian Imperial Bank   5,000,000
5,000,000
Pleasant Hill CA Redevelopment Agency VRDN,
5.80%, 8/1/26,
  LOC: Heller Financial, Confirming LOC:
Commerze Bank, AG
5,000  5,000
Portage Industrial Pollution Control Revenue
VRDN, 6.00%, 5/1/18,
  LOC: Bank of Tokyo Mitsubishi 5,150,000
5,150,000
San Jose Financing Authority Revenue VRDN,
5.35%, 12/1/25,
  BPA: Bank of Nova Scotia, INSUR: AMBAC
1,000,000       1,000,000
South Central Communications Corp. VRDN,
5.43%, 6/1/13,
  LOC: Citizens National Bank of Evansville,
  Confirming LOC: Suntrust Bank 3,950,000
3,950,000
St Josephs County MFH VRDN, 5.83%, 6/1/27,
  LOC: FHLB - Indianapolis        400,000
400,000
St. Paul MN Port Authority Industrial
Revenue VRDN,
  5.55%, 6/1/11, LOC: U.S. Bank, N.A.
755,000           755,000
Texas St., Texas Veterans Land VRDN, 5.405%,
12/1/27,
  TOA: Citibank          8,616,000 8,616,000
Virginia State Housing Development Authority
VRDN:
  5.43%, 7/1/07, BPA: Bayer Hypobank
3,620,000       3,620,000
  5.35%, 1/1/47, BPA: Bayer Hypobank
700,000           700,000

Taxable Variable Rate    Principal
Demand Notes - Cont'd     Amount     Value
W.L. Petrey Wholesaling, Inc. VRDN, 5.45%,
3/1/08,
  LOC: Southtrust Bank of Alabama
$2,470,000     $2,470,000
Waukesha Health Systems, Inc. VRDN, 5.45%,
8/15/26,
  LOC: Bank of America   400,000   400,000

     Total Taxable Variable Rate Demand
Notes (Cost $116,890,000)
116,890,000


REPURCHASE AGREEMENTS - 3.3%
Donaldson, Lufkin & Jenrette, 5.375%, dated
9/30/99, due 10/1/99
6,400,000       6,400,000
  (Collateral: $6,579,882 FNMA Medium Term
Note, 5.50%, 2/10/00)
     Total Repurchase Agreements (Cost
$6,400,000)               6,400,000

       TOTAL INVESTMENTS (Cost $193,112,725)
99.6%
193,112,725
       Other assets and liabilities, net -
0.4%   828,009
       Net Assets 100%          $193,940,734


See notes to financial statements.

Balanced PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 1999

                         Principal
Certificates Of Deposit - 0.1%      Amount
Value
Alternative Federal Credit Union, 4.00%,
11/30/99 (+)(^)
$50,000           $49,835
Blackfeet National Bank, 5.15%, 11/13/99
(+)(^)
92,000             91,565
D. Edward Wells Federal Credit Union, 5.00%,
11/20/99 (+)(^)
50,000             49,389
First American Credit Union, 5.75%, 12/23/99
(+)(^)
92,000             91,560
Mission Area Federal Credit Union, 4.95%,
11/18/99 (+)(^)
50,000             49,797
Northeast Community Federal Credit Union,
5.00%, 11/18/99 (+)(^)
50,000             49,815
South Shore Bank:
  4.70%, 12/6/99 (+)(^)  100,000    98,631
  4.65%, 2/9/00 (+)      350,000   348,475

     Total Certificates of Deposit (Cost
$834,000)                829,067


Convertible Debenture Bonds - 0.0%
WorldWater, Inc., 9.00%, 3/31/00
(+)(#)(*)(b)     135,000  40,500

     Total Convertible Debenture Bonds (Cost
$135,000)          40,500

High Social Impact Investments - 0.6%
Accion International Corp., 4.00%, 9/30/04
(+)(*)
250,000           235,905
Accion US Bridge Fund, 4.00%, 1/12/01 (+)(*)
100,000            98,294
Boston Community Loan Fund, 4.50%, 1/12/01
(+)(*)
500,000           492,130
Coastal Enterprises, Inc., 4.00%, 7/15/01
(+)(*) 200,000    190,870
Community Reinvestment Fund, 4.00%, 4/5/00
(+)(*)
100,000            96,909
Co-op Fund of New England, Inc., 4.00%,
1/13/00 (+)(*)
105,000           103,191
Eastside Community Investment, 4.00%, 4/5/00
(+)(*)(b)
100,000            33,000
Ecumenical Development Corp., 5.00%,
12/31/01 (+)(*)
100,000            98,713
Environmental Enterprises Assistance Fund,
4.50%, 6/30/00 (+)(*)
125,000           120,046
First State Community Loan Fund, 4.00%,
1/13/02 (+)(*)
25,000             24,570
Foundation for International Community
Asst., 3.50%, 4/30/01 (+)(*)
33,333             32,104
Housing Assistance Council, 4.50%, 6/30/02
(+)(*)
75,000             72,009
Institute for Community Development, 4.00%,
10/1/01 (+)(*)
250,000           235,867
Institute for Community Economics, 4.00%,
1/13/00 (+)(*)
150,000           147,417
Interfaith Housing Delaware, 4.50%, 12/31/99
(+)(*)
49,888             39,910
Low Income Housing Fund, 4.00%, 9/30/04
(+)(*)
500,000           471,810
Manna, Inc., 4.50%, 9/30/02 (+)(*)
250,000           237,050
Michigan Housing Trust, 4.50%, 6/30/00
(+)(*) 100,000     96,012
Micro Industry Credit Rural Corp., 4.50%,
1/13/01 (+)(*)
100,000            98,412
Minnesota Non Profit Assistance Fund, 4.00%,
4/7/00 (+)(*)
200,000           193,760
National Federation of Community Development
Credit Union,
  4.00%, 4/7/01 (+)(*)   400,000   387,520
New Hampshire Community Loan Fund, 4.00%,
7/15/01 (+)(*)
400,000           381,856
Nonprofit Facilities Fund, 4.50%, 6/30/04
(+)(*) 100,000     96,012
North Country Co-op Development Fund, 4.50%,
1/12/01 (+)(*)
100,000            98,426
Northeast South Dakota Energy Conservation
Corp.,
  4.50%, 1/13/03 (+)(*)  25,000     24,603
Opportunity International, 3.50%, 9/30/04
(+)(*) 100,000     93,905
Saint Ambrose Housing Center, 4.50%, 3/31/00
(+)(*)
25,000             24,303

                              Principal
High Social Impact Investments - Cont'd
Amount    Value
Vermont Community Loan Fund, 4.50%, 4/30/01
(+)(*)
$200,000  $193,696
Washington Area Community Investment Fund,
4.50%, 12/31/01 (+)(*)
302,334        298,086
Western Massachusetts Enterprise Fund,
4.50%, 9/30/03 (+)(*)
50,000         47,410
Women's Self-Employment Loan Fund, 4.50%,
3/31/00 (+)(*)
50,000         48,613

     Total High Social Impact Investments
(Cost $5,065,000)
4,812,409


Corporate Bonds - 37.0%
AB Spintab, 6.80%, 12/29/49        2,500,000
2,421,700
AGL Capital Trust, 8.17%, 6/1/37
4,000,000      3,631,080
Allfirst Preferred Funding Capital Trust,
6.81%, 7/15/29
5,000,000      4,996,850
Atlantic Mutual Insurance Co., 8.15%,
2/15/28
8,500,000      7,036,555
BCI US Funding Trust I, 8.01%, 12/29/49
3,500,000      3,232,320
BNP US Funding LLC, 7.738%, 12/31/49
4,000,000      3,731,228
Bank of New York, Inc., 7.625%, 7/15/02
1,400,000      1,430,996
Bank United Corp., 8.00%, 3/15/09
2,000,000      1,905,560
Blyth Industries, Inc., 7.90%, 10/1/09
1,500,000      1,473,315
Bombardier Capital, Ltd., 7.50%, 8/15/04
3,000,000      2,999,310
Cable & Wireless Communications, 6.625%,
3/6/05
4,000,000      4,024,840
Chase Credit Card Owner Trust, 6.66%,
1/15/07
7,000,000      6,997,644
Chase Funding Trust, 7.288%, 12/26/25
3,000,000      2,996,520
CLECO Corp., 6.52%, 5/15/09        2,000,000
1,931,840
Columbia University, 6.83%, 12/15/20
3,000,000      2,873,919
Community Reinvestment Fund, 6.35%, 6/1/15
66,607              58,886
Computer Associates International, Inc.:
     6.25%, 4/15/03           2,000,000
1,925,760
     6.375%, 4/15/05               7,000,000
6,577,900
Conseco Financing Trust II, 8.70%, 11/15/26
1,500,000      1,308,395
Conseco Financing Trust III, 8.796%, 4/1/27
8,470,000      7,532,371
Conseco, Inc.:
     6.40%, 2/10/03           450,000
425,443
     6.80%, 6/15/05           3,350,000
3,073,692
Cox Communications, Inc., 7.875%, 8/15/09
3,000,000      3,086,760
Credit Suisse First Boston, 7.90%, 4/29/49
4,000,000      3,822,060
Crescent Real Estate Equities, 7.00%,
9/15/02
5,000,000      4,601,150
Deutsche Bank, 7.872%, 12/29/49
1,400,000      1,336,680
Dime Bancorp, Inc., 7.00%, 7/25/01 3,735,000
3,718,453
Discover Card Medium Term Notes, 5.65%,
11/15/04
5,500,000      5,388,405
Dresdner Funding Trust I, 8.151%, 6/30/31
5,620,000      5,269,666
El Paso Energy Corp., 6.75%, 5/15/09
3,500,000      3,312,120
First Data Corp., 6.375%, 12/15/07
3,250,000      3,067,837
Florida Windstorm Underwriting:
     6.70%, 8/25/04           1,855,000
1,813,225
     6.85%, 8/25/07           2,200,000
2,116,598
     7.125%, 2/25/19               7,525,000
7,033,166
Fusion Capital, 10.00%, 1/16/02
898,210        771,249
Goldman Sachs Group LP:
     6.625%, 12/1/04               1,000,000
970,010
     6.34%, 3/1/06            1,250,000
1,188,445
Hyder PLC, 7.375%, 12/15/28        2,500,000
2,206,972
Imperial Bank, 8.375%, 4/1/09      5,970,000
5,672,604
International Business Machines Corp.,
5.10%, 11/10/03
2,000,000      1,892,080
                         Principal
Corporate Bonds (Cont'd)           Amount
Value
Interpool Capital Trust, 9.875%, 2/15/27
$1,500,000     $1,327,455
Interpool, Inc., 6.625%, 3/1/03
8,000,000      7,428,080
LG & E Capital Corp., 6.205%, 5/1/04
1,500,000      1,444,455
LG & G Capital Corp., 5.75%, 11/1/01
1,500,000      1,464,495
Long Island Savings Bank, 7.00%, 6/13/02
2,500,000      2,483,000
Mark IV Industries, Inc., 7.50%, 9/1/07
4,750,000      4,322,500
MCN Investment Corp., 6.30%, 4/2/11
2,000,000      1,979,020
Merita Bank, Ltd., 7.15%, 12/29/49
7,125,000      6,953,950
National Association of People with AIDS,
     10.00%, 1/31/98 (+)(#)(*)(b)  250,000
25,000
National Rural Utilities:
     5.38%, 12/15/03               1,000,000
953,390
     6.20%, 2/1/08            3,500,000
3,337,180
Natexis Ambs Co., 8.44%, 12/29/49  3,500,000
3,323,197
NCB Affordable Housing / Market Rate
Cooperative
     First Mortgage Certificates Series 1993-
3 B, 7.63%, 7/1/12 (*)
2,329,679      2,337,134
Orion Capital Trust II, 7.70%, 4/15/28
7,400,000      6,330,626
Osprey Trust, 8.31%, 1/15/03       2,000,000
2,007,200
Pioneer Human Services, 8.75%, 5/27/01
(+)(*)
500,000        498,844
Pitney Bowes Credit Corp., 8.80%, 2/15/03
2,000,000      2,127,620
Poland Partners, 5.875%, 4/13/04 (+)(*)
543,583   404,745
Providian Master Trust, 6.60%, 8/31/01
7,000,000      6,993,329
Puget Sound Energy, 6.23%, 7/11/02 2,536,612
2,543,309
Riggs Capital Trust, 8.625%, 12/31/26
2,000,000      1,860,100
Royal Sun Alliance Insurance Group, 8.95%,
10/15/29
1,500,000      1,478,025
Russell Frank Co., 5.625%, 1/15/09
1,000,000      898,150
Sage Bruno, 6.00%, 12/31/99 (+)(*) 100,000
50,000
Saks, Inc., 7.00%, 7/15/04
4,000,000      3,772,640
Seventh Generation, 9.47%, 6/30/02 (+)(*)
100,000        100,000
Skandinaviska Enskilda Banken, 6.50%,
12/29/49
16,800,000     15,873,043
Socgen Real Estate Co. LLC, 7.64%, 12/29/49
5,190,000      4,806,926
Sovereign Bancorp, Inc., 6.75%, 9/1/00
1,500,000      1,490,895
Sun Life Canada Capital Trust I, 8.526%,
5/29/49
3,500,000      3,387,296
Sunamerica, Inc., 7.34%, 8/30/05
2,000,000      2,036,060
Supervalu Inc., 7.625%, 9/15/04
5,000,000      5,018,450
Swedbank Sparbank Svenge AB, 7.50%, 9/27/49
5,250,000      4,750,357
Telecom Corp of New Zealand, 6.50%, 2/10/08
2,500,000      2,396,897
Teleglobe CDA, Inc.:
     7.20%, 7/20/09           8,750,000
8,296,138
     7.70%, 7/20/29           200,000
188,702
Tyco International Group, 6.875%, 9/05/02
9,000,000      8,992,980
12th Street Historic Rehabilitation
Associates Mortgage,
     10.75%, 4/15/04 (+)(#)(*)(b)  353,158
70,631
Union Bank Norway, 7.35%, 12/31/49 4,000,000
3,931,440
US West Capital Funding, Inc.:
     6.875%, 8/15/01               5,000,000
5,001,350
     6.125%, 7/15/02               500,000
488,550
     6.25%, 7/15/05           500,000
473,480
Xerox Capital Europe PLC, 5.875%, 5/15/04
1,150,000      1,100,009
Xerox Capital Trust I, 8.00%, 2/1/27
9,560,000      9,217,943
Zurich Capital Trust, 8.376%, 6/1/37
1,850,000      1,817,218

     Total Corporate Bonds (Cost
$285,313,181)       275,635,413

                         Principal
Commercial Paper - 2.0%   Amount     Value
Govco, Inc., 5.62%, 10/1/99     $15,000,000
$15,000,000

     Total Commercial Paper (Cost
$15,000,000)             15,000,000


Municipal Obligations - 5.5%
Botsford General Hospital Revenue VRDN,
5.40%, 2/15/27
  LOC: Michigan National Bank   12,850,000
12,850,000
Chickasaw Nation COPs, 10.00%, 8/1/03 (+)1
,649,721        1,567,235
Maryland State Economic Development Corp.
Revenue Bonds:
  8.00%, 10/1/05         3,625,000 3,626,704
  8.625%, 10/1/19        3,750,000 4,185,675
San Mateo Redevelopment Agency Tax
Allocation Refunding Bonds,
  7.125%, 8/1/08         1,415,000 1,391,412
San Jose Financing Authority Revenue VRDN,
5.35%, 12/1/25,
  AMBAC Insured          17,245,000 17,245
,000

     Total Municipal Obligations (Cost
$39,168,065)             40,866,026

                         Adjusted
Limited Partnership Interest - 0.5%
Basis
Coastal Venture Partners (+)(#)(*)
140,000           136,801
Environmental Allies Investment Trust
(+)(#)(*)          8,520   9,404
Environmental Private Equity Fund II (+)(*)
107,297           177,056
Global Environment Emerging Markets Fund
(+)(#)(*)
814,997                 0
GEEMF Partners (+)(*)    185,003   180,163
Hambrecht & Quist Environmental Technology
Fund (+)(#)(*)
434,905           347,734
HFG Expansion Fund I (+)(#)(*)    125,000
0
IEPF Equity Fund III (+)(#)(*)    700,000
761,855
Labrador Ventures III (+)(#)(*)   291,379
439,685
Liberty Environmental Partners (+)(#)(*)
350,000           277,939
Poland Partners (+)(#)(*)         376,800
407,885
Ukraine Fund (+)(#)(*)   67,055     54,023
Utah Ventures (+)(#)(*)  300,000   267,667
Venture Strategy Partners (+)(#)(*)
150,000           143,532
Viridian Capital (+)(#)(*)        235,125
189,315

     Total Limited Partnership Interest
(Cost $4,286,081)3,393,059


Equity Securities - 55.2%           Shares
Basic Materials - 0.9%
Praxair, Inc.                      67,900
3,123,400
Sigma Aldrich Corp.      102,600 3,257,550

6,380,950

Capital Goods - 4.8%
Avery Dennison Corp.     67,100  3,539,525
Illinois Tool Works, Inc.         151,600
11,303,675
Pitney Bowes, Inc.       57,000  3,473,437
Sealed Air Corp.         48,200  2,473,262
Solectron Corp. (#)      73,200  5,256,675
Tyco International, Ltd. 93,600  9,664,200

35,710,774

EQUITY SECURITIES - Cont'd          Shares
Value
Communication Services - 4.0%
Alltel Corp.                       51,100
$3,596,162
Bellsouth Corp.          78,900  3,550,500
MCI Worldcom, Inc. (#)   145,185 10,435,171
SBC Communications, Inc. 167,440 8,549,905
Vodafone Airtouch PLC    16,600  3,946,650

30,078,388

Consumer Cyclicals - 5.2%
Acxiom Corp. (#)         155,500 3,056,546
Autozone, Inc. (#)       53,100  1,490,119
Black & Decker Corp.         45      2,056
Dayton Hudson Corp.      45,700  2,744,856
Dollar General Corp.     189,462 5,849,639
Fastenal Co.                       92,000
4,335,500
Harley Davidson, Inc.    124,400 6,227,775
Home Depot, Inc.         124,040 8,512,245
Omnicom Group, Inc.      74,000  5,859,875
Real Goods Trading Corp. (#)      125,000
640,625
                                38,719,236

Consumer Staples - 4.8%
Cardinal Health, Inc.    171,675 9,356,287
Clear Channel Communications (#)
45,100          3,602,362
CVS Corp.                          82,700
3,375,194
Dial Corp.                        128,500
3,276,750
Estee Lauder Companies, Inc.       79,000
3,085,937
Gillette Co.                       63,100
2,141,456
Heinz (H. J.) Co.            20        860
Kroger Co. (#)           143,000 3,154,937
Newell Rubbermaid, Inc.      60      1,714
Quaker Oats Co.          28,200  1,744,875
Safeway, Inc. (#)        59,000  2,245,687
Time Warner, Inc.        61,500  3,736,125
                                35,722,184

Financial Services - 9.9%
Aflac, Inc.                       153,600
6,432,000
American International Group, Inc.
60,033          5,219,119
BankAmerica Corp.        70,800  3,942,675
Chase Manhattan Corp.    98,400  7,416,900
Federal Home Loan Mortgage Corp.
45   2,340
Federal National Mortgage Assn.    59,420
3,724,891
Fifth Third Bancorp.     48,400  2,944,837
First Republic Preferred Capital Corp.,
Series A, Preferred
2,000  1,960,000
Firstar Corp.                     111,200
2,849,500
Fusion Capital (#)(a)    19,872,196 4,469,
381
Highwood Properties, Inc.           6,900
5,284,917
Marsh & Mclennan Companies         71,600
4,904,500
Mellon Bank Corp.        136,600 4,610,250
Price (T. Rowe) Associates, Inc.
163,800         4,494,262
Providian Financial Corp.          20,600
1,631,262
SLM Holding Corp.        140,400 6,037,200
State Street Boston Corp.          82,600
5,338,025

EQUITY SECURITIES - Cont'dShares     Value
Financial Services - Cont'd
Wells Fargo & Co.        68,400 $2,710,350

73,972,409

Pharmaceutical & Health Care - 6.2%
Amgen, Inc. (#)          48,300  3,936,450
Aviron (#)                         37,074
899,044
Boston Scientific Corp. (#)        87,600
2,162,625
Guidant Corp.            160,700 8,617,537
Hayes Medical Services (+)(#)(*)
326,797           359,477
Johnson & Johnson        96,600  8,875,125
Merck & Co., Inc.        99,324  6,437,436
Pfizer, Inc.                      206,200
7,410,312
Quadrant Healthcare Plc. (#)      305,263
286,456
Schering Plough Corp.    159,400 6,953,825

45,938,287

Technology - 18.4%
America Online, Inc. (#) 25,700  2,672,800
BMC Software, Inc.(#)    157,700 11,285,406
Cisco Systems, Inc. (#)  127,000 8,707,437
Compuware Corp. (#)      120,400 3,137,925
EMC Corp.                         198,540
14,183,201
First Data Corp.         40,300  1,768,162
Fiserv, Inc. (#)         77,600  2,522,000
Intel Corp.                       123,200
9,155,300
International Business Machines Corp.
113,800        13,812,475
Lexmark International Group, Inc.
24,900          2,004,450
Linear Technology Corp.  26,600  1,563,581
Lucent Technologies, Inc.         169,400
10,989,825
Microsoft Corp.(#)       212,380 19,233,663
Nokia Corp.                        31,000
2,784,187
Oracle Systems Corp.(#)  65,000  2,957,500
Paychex, Inc.            185,950 6,345,543
Sterling Software, Inc. (#)       180,400
3,608,000
Sun Microsystems, Inc. (#)        113,800
10,583,400
Tellabs, Inc. (#)        180,100 10,254,443

137,569,298

Utilities - 0.2%
American Water Works, Inc.         59,500
1,721,813

Venture Capital - 0.8%
Agraquest, Inc., Series B Preferred
(+)(#)(*)                190,477   447,621
Agraquest, Inc., Series C Convertible
Preferred (+)(#)(*)
117,647           276,470
All Media Solutions, Inc.(+)(#)(*)
479,652           205,771
Allos Therapeutics (+)(#)(*)      276,243
500,000
Calypte Biomed (+)(#)(*) 100,000   109,375
Community Bank of the Bay (+)(#)(*)
4,000  100,000
Community Growth Fund (+)(*)    1,341,967
414,068
Eco Timber International, Inc.(+)(#)(*)
12,468             99,993
Energia Global, Inc., Series A, Convertible
Preferred (+)(#)(*)
80,129            580,935
Energia Global, Inc., Series B, Convertible
Preferred (+)(#)(*)
33,571            243,389
Envirolutions, Inc. (+)(#)(*)         814
26,184

Equity Securities - Cont'd          Shares
Value
Venture Capital - Cont'd
Evergreen Solar, Series B (+)(#)(*)
100,000          $200,000
Evergreen Solar, Series C (+)(#)(*)
76,972            153,944
Evergreen Solar (warrants)(+)(#)(*)
30,789                300
Fountainhead Technologies, Inc., Preferred
(+)(#)(*)
3,295  25,000
Frans Health Helpings (+)(#)(*)   505,051
200,000
Knowaste LLC (+)(#)(*)      814     81,400
Living Technologies, Inc. (+)(#)(*)
25,000            100,000
Neighborhood Bancorp (+)(#)(*)     10,000
100,000
Paradigm Biosciences (+)(#)(*)    125,000
302,500
Paradigm, Inc. (+)(#)(*) 113,636   274,999
Pharmadigm, Inc. (warrants) (+)(#)(*)
7,955  0
Pro Fund International (+)(#)(*)
7,501  7,501
Pro Fund International, Preferred (+)(#)(*)
742,499           742,499
Take the Lead (+)(#)(*)  23,630          0
Ultrafem, Inc. (+)(#)(*) 25,000          0
Vcampus Corp.(+)(#)(*)   25,080     78,375
Wild Planet Toys, Inc., Series B, Preferred
(+)(#)(*)
476,190           666,666
Wild Planet Toys, Inc., Series E, Preferred
(+)(#)(*)
129,089           180,724
Wind Harvest Co., Inc., Series A, Preferred
(+)(#)(*)
8,696  50,000

6,167,714

     Total Equity Securities (Cost
$334,505,160)
411,981,053

       TOTAL INVESTMENTS (Cost $684,306,487)
100.9%
752,557,527
       Other assets and liabilities, net -
(0.9%)        (6,888,090)
       Net Assets - 100%        $745,669,437



Underlying       Unrealized
                         # of
Expiration    Face Amount      Appreciation
Initial Futures   Contracts          Date
at Value           (Depreciation)   Margin
Purchased:
  10 Year U.S. Treasury
          50             12/99
$5,506,250          $(4,306)
$60,000


See notes to financial statements.

Bond PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 1999

                         Principal
Corporate Bonds - 90.6%   Amount     Value
Abbey National PLC, 6.70%, 6/29/49
$1,500,000     $1,365,036
AGL Capital Trust, 8.17%, 6/1/37
1,000,000         907,770
AGL Capital Trust, 8.17%, 6/1/37
1,000,000         999,370
ARG Funding Corp., 5.88%, 5/20/02
1,000,000         980,312
Atlantic Mutual Insurance Co., 8.15%,
2/15/28          500,000 413,915
BCI US Funding Trust I, 8.01%, 12/29/49
1,000,000         923,520
BNP US Funding LLC, 7.738%, 12/31/49
1,000,000         932,807
BellSouth Savings & Employee Stock Ownership
Plan, 9.125%, 7/1/03
128,069           135,253
Blyth Industries, Inc., 7.90%, 10/1/09
1,000,000         982,210
Bombardier Capital Ltd., 7.5%, 8/15/04
2,000,000       1,999,540
Chase Credit Card Owner Trust, 6.66%,
1/15/07
2,000,000       1,999,327
Citizens Utilities Co., 8.45%, 9/1/01
1,000,000       1,031,380
CLECO Corp., 6.52%, 5/15/09     1,000,000
965,920
Columbia University, 6.83%, 12/15/20
3,000,000       2,873,919
Computer Associates International, Inc.,
6.375%, 4/15/05
2,250,000       2,114,325
Conseco Financing Trust II, 8.70%, 11/15/26
500,000           440,260
Conseco, Inc., 6.80%, 6/15/05   1,000,000
917,520
Discover Card Medium Term Notes, 5.65%,
11/15/04
2,000,000       1,959,420
El Paso Energy Corp., 6.75%, 5/15/09
1,500,000       1,419,480
First Data Corp., 6.375%, 12/15/07
2,000,000       1,887,900
Florida Windstrom Underwriting, 7.125%,
2/25/19
1,300,000       1,215,032
Goldman Sachs Group LP, 6.34%, 3/1/06
1,750,000       1,663,823
Interpool Capital Trust, 9.875%, 2/15/27
500,000           442,485
LG & E Capital Corp., 6.205%, 5/1/04
1,500,000       1,444,455
LG & G Capital Corp., 5.75%, 11/1/01
1,500,000       1,464,495
Merita Bank, Ltd., 7.15%, 12/29/49
1,290,000       1,259,031
Natexis Ambs Co., 8.44%, 12/29/49
1,500,000       1,424,227
National Rural Utilities, 6.20%, 2/1/08
1,500,000       1,430,220
NCB Affordable Housing / Market Rate
Cooperative First Mortgage
  Certificates Series 1993-3 B, 7.63%,
7/1/12 (*)
777,731           777,575
Orion Capital Trust II, 7.70%, 4/15/28
2,000,000       1,710,980
Pacific Bell, 7.25%, 7/1/02     1,950,000
1,981,883
Providian Master Trust, 6.60%, 8/31/01
3,000,000       2,997,141
Royal Sun Alliance Insurance Group, 8.95%,
10/15/29
2,750,000       2,709,712
Russell Frank Co., 5.625%, 1/15/09
1,500,000       1,347,225
Skandinaviska Enskilda Banken, 6.50%,
12/29/49
3,500,000       3,306,884
Sovereign Bancorp, Inc., 6.75%, 9/1/00
1,500,000       1,490,895
Sun Life Canada Capital Trust I, 8.526%,
5/29/49
1,500,000       1,451,699
Supervalu, Inc., 7.875%, 8/1/09 2,000,000
2,005,320
Swedbank Sparbank Svenge AB, 7.50%, 9/27/49
2,500,000       2,262,075
Teleglobe CDA, Inc.:
  7.20%, 7/20/09         2,500,000 2,370,325
  7.70%, 7/20/29         500,000   471,755
Union Bank Norway, 7.35%, 12/31/49
1,000,000         982,860
Union Pacific Resources Group, Inc., 7.05%,
5/15/18
500,000           455,150
Xerox Capital Europe PLC, 5.875%, 5/15/04
500,000           478,265
Xerox Capital Trust I, 8.00%, 2/1/27
2,500,000       2,410,550
  Total Corporate Bonds (Cost $66,096,339)
64,803,246

U.S. Government Agencies Principal
And Instrumentalities - 3.9%        Amount
Value
Federal Home Loan Mortgage Corp., 7.12%,
6/25/28
$2,750,000     $2,758,607

     Total U.S. Government Agencies and
Instrumentalities
     (Cost $2,852,747)           2,758,607

Municipal Obligations - 2.1%
Missouri Higher Education Student Loan
Revenue Bonds,
  6.80%, 2/15/01         1,000,000 1,007,850
Somerville, Massachusetts, U.S. Government
Guaranteed Notes,
  7.12%, 8/1/01          475,000   483,655

     Total Municipal Obligations (Cost
$1,474,328)              1,491,505


Certificates Of Deposit - 0.1%
South Shore Bank, 4.65%, 2/9/00 (+)(*)(^)
100,000            99,564

     Total Certificates of Deposit (Cost
$100,000)                 99,564


High Social Impact Investments - 0.6%
D.C. Habitat for Humanity, 4.50%, 2/17/01
(+)(*)
150,000           146,837
Northeast Entrepreneur Fund, 4.50%, 6/30/03
(+)(*)
100,000            96,012
St. Vincent de Paul Society, 4.50%, 7/29/01
(+)(*)
200,000           191,250

     Total High Social Impact Investments
(Cost $450,000)   434,099

Repurchase Agreements - 6.0%
State Street Bank, 5.31%, dated 9/30/99, due
10/1/99
  (Collateral: $4,593,934 FHLB, 4.985%,
6/23/00)
4,300,000       4,300,000

     Total Repurchase Agreements (Cost
$4,300,000)              4,300,000


Equity Securities - 1.5%  Shares
First Republic Preferred Capital Corp.,
Series A, Preferred
500  490,000
Highwoods Properties, Inc., Series A,
Preferred
600  459,558
Northern Borders Partners, LP (*)
3,500  101,282

     Total Equity Securities (Cost
$1,179,122)              1,050,840


       TOTAL INVESTMENTS (Cost $76,452,536)
104.8%
74,937,861
       Other assets and liabilities, net -
(4.8%)        (3,441,770)
       Net Assets - 100%        $71,496,091


Underlying               Unrealized
# of  Expiration  Face Amount
Appreciation            Initial
Futures  Contracts   Date        at Value
(Depreciation)     Margin
Purchased:
  10 Year U.S. Treasury
       5     12/99$550,625 $(2,863) $6,000

See notes to financial statements.

EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 1999


Equity Securities - 94.7%           Shares
Value
Basic Industries - 2.9%
  Nalco Chemical Co.     105,600 $5,332,800

5,332,800

Capital Goods - 10.7%
  CTS Corp.              40,000  2,300,000
  Diebold, Inc.          100,000 2,312,500
  Dover Corp.            96,000  3,924,000
  Pitney Bowes, Inc.     40,000  2,437,500
  Solectron Corp. (#)    50,000  3,590,625
  Tyco International, Ltd.         50,000
5,162,500
                                19,727,125

Consumer Cyclicals - 16.9%
  Autozone, Inc. (#)     150,000 4,209,375
  Block H & R, Inc.      80,000  3,475,000
  Dayton Hudson Corp.    70,000  4,204,375
  Family Dollar Stores, Inc.      200,000
4,225,000
  Gap, Inc.              110,000 3,520,000
  Harley Davidson, Inc.  85,000  4,255,310
  Liz Claiborne, Inc.       500     15,500
  Lowes Companies, Inc.  100,000 4,875,000
  Office Depot, Inc. (#) 240,150 2,446,528
  Reebok International, Ltd. (#)
600  6,413
                                31,232,501

Consumer Staples - 7.4%
  ABM Industries, Inc.   200,000 5,075,000
  Bergen Brunswig Corp.  200,000 2,075,000
  Colgate Palmolive Co.  92,000  4,209,000
  Newell Rubbermaid, Inc.          85,000
2,427,813
                                13,786,813

Energy - 3.8%
  Anadarko Petroleum Corp.         65,000
1,986,563
  EOG Resources, Inc.    240,000 5,100,000
                                 7,086,563

Financial Services - 12.6%
  Aflac, Inc.            90,000  3,768,750
  American International Group, Inc.
43,750           3,803,51
  BankAmerica Corp.      50,343  2,803,475
  Federal National Mortgage Assn.
50,000          3,134,375
  Southtrust Corp.       100,000 3,587,500
  Progressive Corp.      40,000  3,267,500
  Protective Life Corp.  100,000 2,900,000

23,265,116

Equity Securities - Cont'd          Shares
Value
Pharmaceutical & Health Care - 12.1%
  Biomet, Inc.           60,000 $1,578,750
  Dentsply International, Inc.    140,000
3,185,000
  Merck & Co., Inc.      42,000  2,722,125
  Mylan Labs, Inc.       160,000 2,940,000
  Pfizer, Inc.           120,000 4,312,500
  Schering Plough Corp.  100,000 4,362,500
  Stryker Corp.          65,000  3,323,125
                                22,424,000


Technology - 28.3%
  Adobe Systems, Inc.    30,000  3,405,000
  Autodesk, Inc.         70,000  1,531,250
  Ciber, Inc. (#)        204,000 3,123,750
  Cisco Systems, Inc. (#)          90,000
6,170,625
  Electronic Data Systems Corp.   100,000
5,293,750
  Grainger (W.W.), Inc.  65,000  3,124,063
  Hewlett Packard Co.    60,000  5,520,000
  Intel Corp.            70,000  5,201,875
  Oracle Corp.           100,000 4,550,000
  Scientific Atlanta, Inc.        125,000
6,195,313
  Sun Microsystems, Inc. (#)       90,000
8,370,000
                                52,485,626

     Total Equity Securities (Cost
$142,443,670)
175,340,544

                         Principal
Certificates of Deposit - 0.0%      Amount
South Shore Bank, 4.65%, 2/9/00 (+)(*)(^)
$100,000           99,564

     Total Certificates of Deposit (Cost
$100,000)                 99,564

High Social Impact Investments - 0.7%
Chicago Community Loan Fund, 4.50%, 6/30/03
(+)(*)
150,000           144,018
Community Loan Fund of SW Pennsylvania,
4.50%, 4/15/01 (+)(*)
100,000            97,046
Delaware Valley Reinvestment Fund, 4.50%,
7/15/03 (+)(*)
250,000           239,493
Enterprise Corp. of Delta, 4.50%, 7/29/01
(+)(*) 300,000    286,875
Midwest Minnesota Community Development
Corp.,
  4.50%, 9/30/01 (+)(*)  300,000   284,460
Primary Care Development Corp., 4.50%,
2/17/01 (+)(*)
200,000           195,714

     Total High Social Impact Investments
(Cost $1,300,000)1,247,606

Repurchase Agreements - 3.8%
Donaldson, Lufkin, & Jenrette, 5.31%, dated
9/30/99, due 10/1/99
  (Collateral: $7,223,694 FNMA, 6.50%,
7/29/02)
7,000,000       7,000,000

     Total Repurchase Agreements (Cost
$7,000,000)              7,000,000

       TOTAL INVESTMENTS (Cost $150,843,670)
99.2%
183,687,714
       Other assets and liabilities, net -
0.8%   1,479,281
       Net Assets 100%          $185,166,995

See notes to financial statements.

MANAGED INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 1999

Equity Securities - 99.0%           Shares
Value
Basic Industries - 0.8%
  Level 3 Communications, Inc. (#)
500   $26,109
  Nalco Chemical Co.      1,900     95,950
  Praxair, Inc.           4,000    184,000
                                   306,059
Capital Goods - 4.2%
  Avery Dennison Corp.    4,200    221,550
  Briggs & Stratton Corp.           1,000
58,375
  Cummins Engine, Inc.    1,500     74,719
  Dover Corp.             1,700     69,488
  Illinois Tool Works, Inc.         1,900
141,669
  National Service Industries, Inc.
3,100   97,650
  Paccar, Inc.            3,100    157,713
  Pitney Bowes, Inc.        700     42,656
  Premark International, Inc.       7,300
368,650
  Solectron Corp. (#)     2,600    186,713
  York International Corp.          4,500
161,719
                                 1,580,902

Communication Services - 8.4%
  Ameritech Corp.         9,700    651,719
  Bellsouth Corp.        16,400    738,000
  Clear Channel Communications        500
39,93
  Global Telesystems Group, Inc. (#)
600   11,831
  MCI Worldcom, Inc. (#)  8,300    596,563
  Nextel Communications, Inc.       2,000
135,625
  SBC Communications, Inc.         12,200
622,963
  US West, Inc.           6,500    370,906
                                 3,167,545

Consumer Cyclicals - 7.9%
  Amazon.com, Inc.          400     31,900
  American Greetings Corp.          2,600
66,950
  Best Buy, Inc. (#)      2,900    179,981
  Central Newspapers, Inc.          5,900
262,550
  Costco Companies, Inc. (#)        2,100
151,200
  Dayton Hudson Corp.     2,200    132,138
  Dun & Bradstreet Corp.  3,900    116,513
  Federal Mogul Corp.       700     19,294
  Federated Department Stores, Inc.
4,000   174,750
  Gap, Inc.               3,225    103,200
  Harley Davidson, Inc.   1,400     70,088
  Home Depot, Inc.        7,700    528,413
  Jones Apparel Group, Inc. (#)     2,800
80,500
  Lancaster Colony Corp.    900     28,800
  Lowes Companies, Inc.   1,900     92,625
  Masco Corp.               700     21,700
  May Department Stores Co.         5,450
198,584
  Maytag Corp.              300      9,994

Equity Securities - Cont'd          Shares
Value
Consumer Cyclicals - Cont'd
  McGraw Hill Companies, Inc.          700
$33,863
  Omnicom Group, Inc.     1,900    150,456
  Ross Stores, Inc.       4,200     84,525
  Staples, Inc. (#)       1,300     28,356
  Snap On, Inc.           1,800     58,500
  The New York Times Co.  1,000     37,500
  TJX Companies, Inc.     2,700     75,769
  Viad Corp.              7,800    230,100
                                 2,968,249

Consumer Staples - 10.7%
  Adelphia Communications Corp. (#)
500   29,406
  Alberto Culver Co.      2,100     48,563
  Avon Products, Inc.     1,600     39,700
  Bestfoods (#)             900     43,650
  BHC Communications, Inc.          2,800
390,600
  Cardinal Health, Inc.   1,531     83,440
  Colgate Palmolive Co.   8,700    398,025
  Comcast           Corp.           2,100
83,738
  Cox Communications (#)  1,700     70,975
  CVS Corp.                 800     32,650
  Darden Restaurant, Inc.          10,800
211,275
  Donnelley RR & Sons    12,000    346,500
  Estee Lauder Companies  1,600     62,500
  Fort James              2,500     66,719
  General Mills, Inc.     5,100    413,738
  Gillette Co            .7,500    254,531
  Heinz (H. J.) Co.       5,000    215,000
  Kellogg Co.             4,500    168,469
  King World Productions, Inc. (#)
2,900   108,750
  RCN Corporation (#)       400      16,40
  Safeway, Inc. (#)       2,700    102,769
  Supervalu, Inc.        16,100    351,181
  Time Warner, Inc.       5,300    321,975
  Walgreen Co.            5,100    129,413
                                 3,989,967

Energy - 3.0%
  Anadarko Petroleum Corp.          7,500
229,219
  Cooper Cameron Corp. (#)          3,900
147,225
  EOG Resources, Inc.     4,500      95,62
  Halliburton Co.         4,300    176,300
  Smith International, Inc. (#)     3,900
157,950
  Union Pacific Resources Group, Inc.
19,100            306,794
                                 1,113,113

Financial Services - 19.6%
  Aegon N V                1,077    93,161
  Aflac, Inc.              1,400    58,625
  Ambac Financial Group, Inc.       1,200
56,850
  American General Corp.4,700  296,981
  American International Group, Inc.
8,283   720,103
  Aon Corp.               1,800     53,213

Equity Securities - Cont'd          Shares
Value
Financial Services - Cont'd
  AXA Financial, Inc.       600   $ 33,488
  Bank One Corp.          4,858    169,119
  BankAmerica Corp.       5,647    314,467
  Capital One Financial Corp.       1,900
74,100
  Chase Manhattan Corp.   8,100    610,538
  Comerica, Inc.          1,900     96,188
  Conseco, Inc.           6,900    133,256
  Countrywide Credit Industries, Inc.
500   16,125
  E Trade Group, Inc. (#)             500
11,750
  Edwards (A.G.), Inc.    6,000    158,250
  Everest Reinsurance Holdings      1,600
38,100
  Federal Home Loan Mortgage Corp.
6,300   327,600
  Federal National Mortgage Assn.
9,900   620,606
  Fifth Third Bancorp.    5,500    334,641
  Finova Group, Inc.        400     14,600
  Fremont General Corp.   1,200     11,400
  Franklin Resources, Inc.          1,100
33,825
  Golden West Financial Corp.       1,000
98,250
  Household International, Inc.     3,700
148,463
  Jefferson Pilot Corp.     900     56,869
  Key Corp               15,200    392,350
  Lincoln National Corp.  3,800    142,738
  Marsh & Mclennan Companies, Inc.
4,300   294,550
  MBIA, Inc.              1,000     46,625
  MBNA Corp.              4,000     91,250
  MGIC Investment Corp.   1,500     71,625
  National City Corp.     4,400    117,425
  North Fork Bancorporation        10,200
198,900
  Old Kent Financial Corp.            900
33,413
  Paine Webber Group, Inc.          2,600
94,250
  PMI Group, Inc.         3,000    122,625
  Providian Financial Corp.         1,500
118,781
  Protective Life Corp.   1,100     31,900
  Republic NY Corp.         600     36,863
  Schwab Charles Corp.    4,600    154,963
  SLM Holding Corp.       2,100      90,30
  Suntrust Banks, Inc.    6,600    433,950
  Wells Fargo & Co.       7,000    277,375
                                 7,330,451

Pharmaceutical & Health Care - 11.7%
  Amgen, Inc. (#)         5,200    423,800
  Becton Dickinson & Co.  1,200     33,675
  Biogen, Inc. (#)        2,600    204,913
  Dentsply International, Inc.      4,400
100,100
  Foundation Health Systems         1,200
11,325
  Genzyme Corp. (#)       1,905     73,813
  Guidant Corp. (#)       3,000    160,875
  Johnson & Johnson, Inc.           9,200
845,250
  Medtronic Inc.          3,200    113,600
  Merck & Co., Inc.      13,800    894,413
  Mylan Labs, Inc.        2,800     51,450
  Pfizer, Inc.           20,700    743,906

Equity Securities - Cont'dShares     Value
Pharmaceutical & Health Care - Cont'd
  Schering Plough Corp.  12,800  $ 558,400
  Sybron International Corp. (#)
3,500   94,063
  Visx (#)                            200
15,818
  Wellpoint Health Networks, Inc. (#)
1,100   62,700
                                 4,388,101

Real Estate Investment Trusts - 2.3%
  Apartment Investment & Management Co.4,200
160,650
  Equity Office Properties Trust
14,400            334,800
  Liberty Property Trust  8,700    197,381
  Meditrust Corp.         8,200     69,700
  Pro Logis Trust         3,700     69,838
  Public Storage, Inc.    1,300     32,744
                                   865,113

Technology - 26.6%
  Adaptec, Inc. (#)         600     23,813
  Adobe Systems, Inc.     1,400    158,900
  Altera Corp. (#)          900     39,038
  America Online, Inc. (#)          4,200
436,800
  Apple Computer, Inc. (#)          2,200
139,288
  Applied Materials, Inc. (#)       4,500
350,438
  Automatic Data Process    900     40,163
  BMC Software, Inc.(#)   2,400    171,750
  Ciena Corp.               600     21,900
  Cisco Systems, Inc. (#)          14,600
1,001,013
  Computer Associates International, Inc.
2,300   140,875
  Compuware Corp. (#)       700     18,244
  Comverse Technology, Inc. (#)       500
47,156
  Dell Computer Corp. (#)           7,500
313,594
  Electronic Data Systems           2,300
121,756
  EMC Corp. (#)           3,900    278,607
  First Data Corp.        2,800    122,850
  Firserv, Inc. (#)         600     19,500
  General Instrument Corp. (#)      1,200
57,750
  Hewlett Packard Co.     4,600    423,200
  Intel Corp.            15,800  1,174,118
  International Business Machines Corp.
9,000   1,092,375
  KLA-Tencor Corp.          800     52,000
  Linear Technology Corp.             300
17,634
  LSI Logic Corp. (#)       400     20,600
  Lucent Technologies, Inc.        14,400
934,200
  Maxim Integrated Products, Inc. (#)
1,100   69,403
  Micron Technology, Inc.             500
33,281
  Microsoft Corp.(#)     16,300  1,476,169
  Oracle Systems Corp.(#)           4,750
216,125
  PSINet, Inc.              300     10,791
  Qualcomm, Inc. (#)        300     56,756
  Sabre Group Holdings, Inc.          500
21,500
  Scientific Atlanta, Inc.            600
29,738
  Sun Microsystems, Inc. (#)        3,700
344,100
  Tellabs, Inc. (#)       3,300    187,894
  Teradyne, Inc. (#)      1,600     56,400

Equity Securities - (Cont'd)        Shares
Value
Technology - Cont'd
  Xerox Corp.             3,200   $134,200
  Xilinx Inc. (#)         1,400     91,744
                                 9,945,663

Transportation - 0.8%
  Delta Air Lines, Inc.   1,300     63,050
  FDX Corp (#)            1,400     54,250
  Norfolk Southern Corp.  5,500    134,750
  Southwest Airlines Corp.          3,750
56,953
                                   309,003

Utilities - 3.0%
  Allgheny Energy, Inc.   3,100     98,619
  Cinergy Corp.           8,400    237,825
  Columbia Energy Group   4,000    221,500
  Consolidated Natural Gas Co.      3,000
187,125
  El Paso Energy Corp.      600     23,888
  MCN Energy Group, Inc.  9,800    168,438
  OGE Energy Corp.        3,700     82,325
  Puget Sound Energy      3,700     83,020
                                 1,102,740

     Total Equity Securities (Cost
$33,543,932)              37,066,906

       TOTAL INVESTMENTS (Cost $33,543,932)
99.0%
37,066,906
       Other assets and liabilities, net -
1.0%   372,886
       Net Assets - 100%        $37,439,792






(+) This security was valued by the Board of Trustees. See Note A.
(v) Colson Services Corporation is the
collection, and transfer agent for
certain of the Fund's U.S. Government
guaranteed variable rate loans. Each
depository receipt pertains to a set,
grouped by interest rate, of these loans.
(#) Non-income producing.
(+) Represents rates in effect at September
30, 1999, after regularly scheduled
adjustments on such date. Interest rates adjust monthly and or quarterly, generally at the beginning of the month or calendar quarter, or semiannually based on prime plus contracted adjustments. As of September 30, 1999, the prime rate was 8.25%.
(*) Restricted securities represents, 2.4% of net assets for Balanced, 1.8% for Bond, and 0.7% for Equity.
(a) See Note B.
(^) These certificates of deposit are fully insured by agencies of the federal government.
(b) This security is in default.


Explanation of Guarantees:      Abbreviati
ons:
BPA: Bond Purchase Agreement    AMBAC: Ame
rican Municipal Bond Assurance Corp.
GA: Guarantee Agreement  COPs: Certificates
of Participation
INSUR: Insurance         FGIC: Financial
Guaranty Insurance Company
LOC: Letter of Credit    MFH: Multi-family
Housing
TOA: Tender Option Agreement    VRDN: Vari
able Rate Demand Notes


See notes to financial statements.

statements of assets and liabilities
September 30, 1999

                    money
                   marketbalanced     bond
assets                   portfolioportfolio
portfolio
Investments in securities, at value$193,11
2,725  $752,557,527$74,937,861
Cash . . . . .    375,296612,851   252,821
Receivable for securities sold--24,413,086
8,475,357
Receivable for shares sold711,409  287,901
14,731
Interest & dividends receivable1,851,0695,
521,496         1,059,186
Other assets              15,451    97,357
22,567
  Total assets196,065,950   783,490,21884,
762,523

liabilities
Payable for securities purchased        --
36,339,678     13,107,733
Payable for shares redeemed1,876,327509,016
57,374
Payable to Calvert Asset Management, Inc.
95,732 387,136     42,008
Payable to Calvert Administrative Services,
Inc.
31,730 173,310     12,086
Payable to Calvert Shareholders Services,
Inc.
19,904 21,180       3,033
Payable to Calvert Distributors, Inc.   --
160,982            14,621
Accrued expenses and other liabilities
101,523           229,479 29,577
  Total liabilities2,125,21637,820,78113,2
66,432
     Net Assets $193,940,734  $745,669,437
$71,496,091

net assets consist of:
Paid-in capital applicable to the following
shares of beneficial
  interest, unlimited number of no par value
shares authorized:
     Money Market Portfolio:
       194,031,124 shares outstanding
$193,987,791
     Balanced Portfolio:
       Class A: 22,048,556 shares
outstanding
$594,238,397
       Class B: 309,988 shares outstanding
10,297,165
       Class C: 430,473 shares outstanding
13,341,833
       Class I: 418,846 shares outstanding
14,259,541
     Bond Portfolio:
       Class A: 4,295,248 shares outstanding
$69,621,947
       Class B: 178,496 shares outstanding
2,895,386
       Class C: 114,699 shares outstanding
1,858,000
Undistributed net investment income  1,036
1,411,887          25,363
Accumulated net realized gain (loss) on
investments
(48,093)       43,872,836(1,387,067)
Net unrealized appreciation (depreciation)
  on investments and assets and liabilities
  in foreign currencies--68,247,778(1,517,
538)
     Net Assets$193,940,734  $745,669,437$
71,496,091

net asset value per share
Money Market Portfolio$1.00
Balanced Portfolio:
  Class A: (based on net assets of
$708,654,877) .    $32.14
  Class B: (based on net assets of
$9,909,810)        $31.97
  Class C: (based on net assets of
$13,646,283)       $31.70
  Class I: (based on net assets of
$13,458,467)       $32.13
Bond Portfolio:
  Class A: (based on net assets of
$66,944,220)              $15.59
  Class B: (based on net assets of
$2,772,712)               $15.53
  Class C: (based on net assets of
$1,779,159)               $15.51

See notes to financial statements.

statements of assets and liabilities
September 30, 1999

                         managed
                          equity     index
assets                           portfolio
portfolio
Investments in securities, at value
$183,687,714  $37,066,906
Cash . . .                         345,503
581,055
Receivable for securities sold     466,959
--
Receivable for shares sold         825,637
80,593
Interest & dividends receivable    108,661
36,269
Other assets                        17,933
8,519
  Total assets           185,452,40737,773
,342

liabilities
Payable for securities purchased
--   282,899
Payable for shares redeemed         45,935
2,604
Payable to Calvert Asset Management, Inc.
109,612            22,691
Payable to Calvert Administrative Service
Company
32,463 3,933
Payable to Calvert Shareholders Services,
Inc. 12,278         1,145
Payable to Calvert Distributors, Inc.
47,774 8,028
Accrued expenses and other liabilities
37,350 12,250
  Total liabilities      285,412   333,550
       Net Assets        $185,166,995$37,4
39,792

net assets consist of:
Paid-in capital applicable to the following
shares of beneficial
  interest, unlimited number of no par value
shares authorized:
     Equity Portfolio
       Class A: 6,160,076 shares outstanding
$124,600,581
       Class B: 302,157 shares outstanding
7,977,871
       Class C: 416,552 shares outstanding
9,563,997
     Managed Index Portfolio
       Class A: 728,391 shares outstanding
$11,499,118
       Class B: 245,894 shares outstanding
3,896,112
       Class C: 147,598 shares outstanding
2,425,965
       Class I: 1,104,330 shares outstanding
16,571,893
Undistributed net investment income (loss)
--   57,317
Accumulated net realized gain (loss) on
investments
10,180,502      (533,587)
Net unrealized appreciation (depreciation)
on investments
32,844,044      3,522,974
       Net Assets        $185,166,995$37,4
39,792

net asset value per share
Equity Portfolio:
  Class A (based on net assets of
$166,715,719)
$27.06
  Class B (based on net assets of
$8,037,848)
$26.60
  Class C (based on net assets of
$10,413,428)
$25.00
Managed Index Portfolio:
  Class A (based on net assets of
$12,256,925)
$16.83
  Class B (based on net assets of
$4,077,731)
$16.58
  Class C (based on net assets of
$2,453,630)
$16.62
  Class I (based on net assets of
$18,651,506)
$16.89
See notes to financial statements.

Statements of Operations
Year Ended September 30, 1999

                    Money
                   MarketBalanced     Bond
Net Investment IncomePortfolioPortfolioPor
tfolio
Investment Income:
  Interest income$9,966,885$20,766,803$4,7
46,028
  Dividend income      --3,409,544  56,125
       Total investment income
9,966,885      24,176,3474,802,153

Expenses:
  Investment advisory fee713,040 3,809,681
301,347
  Transfer agency fees and expenses
490,329         1,211,546162,181
  Administrative fees226,6461,246,92583,992
  Distribution Plan expenses:
     Class A           --1,745,398 133,657
     Class B           -- 65,329    18,171
     Class C           --133,012    12,147
  Trustees' fees and expenses39,781142,545
15,264
  Custodian fees   33,795123,635    34,268
  Registration fees32,645 81,577    41,135
  Reports to shareholders 80,113   170,820
17,869
  Professional fees22,818101,851     8,960
  Miscellaneous    50,887150,145    13,143
       Total expenses1,690,0548,982,464842
,134
       Reimbursement from Advisor:
       Class O   (17,277)     --        --
       Class B                -- --(2,882)
       Class C                -- --(3,609)
       Fees paid indirectly(31,798)(104,688)
(34,448)
       Net expenses1,640,9798,877,776801,195

       Net Investment Income
8,325,906      15,298,5714,000,958

Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
  Investments    (40,476)45,234,804(1,238,
278)
  Foreign currency transactions--    3,763
--
  Futures                     --    70,900
31,622
                 (40,476)45,309,467(1,206,
656)

Change in unrealized appreciation or
(depreciation):
  Securities           --18,691,524(2,006,
821)
  Assets and liabilities denominated
     in foreign currencies    --     3,029
--
                       --18,694,553(2,006,
821)
       Net Realized and Unrealized
       Gain (Loss) on Investments
(40,476)       64,004,020(3,213,477)

  Increase (Decrease) in Net Assets
  Resulting From Operations$8,285,430$79,3
02,591 $787,481

See notes to financial statements.

Statements of Operations
Year Ended September 30, 1999

                          EquityManaged In
dex
Net Investment Income    PortfolioPortfolio
Investment Income:
  Interest income        $79,381        --
  Dividend income        1,304,467$441,400
  Other income            50,518        --
     Total investment income     1,434,366
441,400

Expenses:
  Investment advisory fee          896,683
189,815
  Transfer agency fees and expenses
437,169            46,780
  Administrative fees    223,502    38,282
  Distribution Plan expenses:
     Class A             373,197    22,697
     Class B              45,687    27,946
     Class C              83,727    14,179
  Trustees' fees and expenses       37,479
8,228
  Custodian fees          24,023    31,227
  Registration fees       40,895    40,473
  Reports to shareholders           59,364
2,655
  Professional fees       20,962        --
  Miscellaneous           37,849     1,657
       Total expenses    2,280,537 423,939
       Reimbursement from Advisor:
       Class A                --  (25,268)
       Class B                --   (3,054)
       Class C                --   (1,720)
       Class I                --  (18,827)
       Fees paid indirectly      (228,024)
(18,689)
       Net expenses      2,052,513 356,381

       Net Investment Income (Loss)(618,147)
85,019

Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) 13,652,242(429,247)
Change in unrealized appreciation or
(depreciation)
30,148,335      5,589,849

       Net Realized and Unrealized
       Gain (Loss) on Investments43,800,577
5,160,602

       Increase (Decrease) in Net Assets
       Resulting From Operations$43,182,430
$5,245,621


See notes to financial statements.

Money Market Portfolio
Statements of Changes in Net Assets

                         Year EndedYear En
ded
                         September 30, Sep
tember 30,
Increase (Decrease) in Net Assets
1999 1998
Operations:
  Net investment income  $8,325,906$8,321,
421
  Net realized gain (loss)        (40,476)
1,009

     Increase (Decrease) in Net Assets
     Resulting From Operations   8,285,430
8,322,430

Distributions to shareholders from
  Net investment income  (8,337,453)(8,308
,855)

Capital share transactions:
  Shares sold            210,031,383154,77
9,292
  Reinvestment of distributions  7,715,268
7,819,897
  Shares redeemed        (196,454,418)(156
,022,801)
     Total capital share transactions
21,292,233      6,576,388

  Total Increase (Decrease) in Net Assets
21,240,210      6,589,963

Net Assets
Beginning of year        172,700,524166,11
0,561
End of year (including undistributed net investment
  income (loss) of $1,036 and $12,583,
respectively)
$193,940,734 $172,700,524

Capital Share Activity
Shares sold                     210,031,383
154,779,292
Reinvestment of distributions    7,715,268
7,819,897
Shares redeemed          (196,454,418)(156
,022,801)
  Total capital share activity  21,292,233
6,576,388


See notes to financial statements.

Balanced Portfolio
Statements of Changes in Net Assets

                         Year EndedYear En
ded
                         September 30,Sept
ember 30,
Increase (Decrease) in Net Assets
1999 1998
Operations:
  Net investment income  $15,298,571$15,84
3,294
  Net realized gain (loss)      45,309,467
76,966,372
  Change in net unrealized appreciation or
(depreciation)
18,694,553   (55,906,082)

     Increase (Decrease) in Net Assets
     Resulting From Operations  79,302,591
36,903,584

Distributions to shareholders from
  Net investment income:
     Class A Shares      (14,415,933)(15,4
07,301)
     Class B Shares      (73,369) (13,826)
     Class C Shares      (132,117)(132,534)
     Class I Shares      (172,938)    ----
  Net realized gain:
     Class A Shares      (69,564,483)(64,6
90,996)
     Class B Shares      (412,084)      --
     Class C Shares      (1,218,576)(945,6
05)
       Total distributions      (85,989,500)
(81,190,262)

Capital share transactions:
  Shares sold:
     Class A Shares      91,353,89268,087,
988
     Class B Shares      7,831,875 2,658,548
     Class C Shares      3,839,839 4,076,426
     Class I Shares      14,958,479   ----
  Reinvestment of distributions:
     Class A Shares      77,715,08374,176,
448
     Class B Shares      442,318    12,756
     Class C Shares      1,313,120 1,056,857
     Class I Shares      172,938        __
  Shares redeemed:
     Class A Shares      (128,868,511)(100
,217,586)
     Class B Shares      (637,645)(10,687)
     Class C Shares      (2,823,028)(1,828
,205)
     Class I Shares      (871,876)    ----
       Total capital share transactions
64,426,484     48,012,545

  Total Increase (Decrease) in Net Assets
57,739,575      3,725,867

Net Assets
Beginning of year        687,929,862 684,2
03,995
End of year (including undistributed net investment
  income of $1,411,887 and $926,233,
respectively)
$745,669,437 $687,929,862

See notes to financial statements.

Balanced Portfolio
Statements of Changes in Net Assets

Balanced Portfolio (Cont'd)
                         Year EndedYear En
ded
                         September 30,Sept
ember 30,
Capital Share Activity      1999      1998
Shares sold:
  Class A Shares         2,754,1812,018,239
  Class B Shares         237,115    78,358
  Class C Shares         117,332   121,111
  Class I Shares         439,482      ----
Reinvestment of distributions:
  Class A Shares         2,401,960 2,377,203
  Class B Shares         13,727        385
  Class C Shares         41,161     34,413
  Class I Shares          5,340       ----
Shares redeemed:
  Class A Shares         (3,875,939)(2,988
,777)
  Class B Shares         (19,294)    (303)
  Class C Shares         (86,273) (55,002)
  Class I Shares         (25,976)     ----
     Total capital share activity
2,002,816       1,585,627

See notes to financial statements.

Bond Portfolio
Statements of Changes in Net Assets

                         Year EndedYear En
ded
                         September 30,Sept
ember 30,
Increase (Decrease) in Net Assets
1999 1998
Operations:
  Net investment income  $4,000,958 $3,567
,253
  Net realized gain (loss)      (1,206,656)
2,273,322
  Change in net unrealized appreciation or
(depreciation)
(2,006,821)     (735,972)

     Increase (Decrease) in Net Assets
     Resulting From Operations     787,481
5,104,603

Distributions to shareholders from
  Net investment income:
     Class A Shares      (3,857,771)(3,574
,287)
     Class B Shares      (82,794)  (6,098)
     Class C Shares      (56,844)  (4,656)
  Net Realized Gain:
     Class A Shares      (2,196,195)(599,1
65)
     Class B Shares      (46,303)     ----
     Class C Shares      (21,407)     ----
       Total distributions      (6,261,314)
(4,184,206)

Capital share transactions:
  Shares sold:
     Class A Shares      18,457,88513,656,
586
     Class B Shares      2,587,501 567,123
     Class C Shares      1,707,478 651,468
  Reinvestment of distributions:
     Class A Shares      4,916,147 3,302,128
     Class B Shares      106,520     3,781
     Class C Shares      73,545      4,537
  Shares redeemed:
     Class A Shares      (16,966,539)(11,7
26,163)
     Class B Shares      (353,418)(16,121)
     Class C Shares      (321,828)(257,200)
       Total capital share transactions
10,207,291      6,186,139

  Total Increase (Decrease) In Net Assets
4,733,458       7,106,536


Net Assets
Beginning of year        66,762,63359,656,
097
End of year (including undistributed net
investment
  income of $25,363 and $69,443,
respectively)
$71,496,091   $66,762,633

Bond Portfolio
Statements of Changes in Net Assets

Bond Portfolio (Cont'd)
                         Year EndedYear En
ded
                         September 30,Sept
ember 30,
Capital Share Activity      1999      1998
Shares sold:
  Class A Shares         1,150,952 813,667
  Class B Shares         160,849    33,817
  Class C Shares         106,537    38,777
Reinvestment of distributions:
  Class A Shares         307,125   197,486
  Class B Shares           6,698       226
  Class C Shares           4,630       272
Shares redeemed:
  Class A Shares         (1,060,295)(698,6
34)
  Class B Shares         (22,132)    (962)
  Class C Shares         (20,165) (15,352)
     Total capital share activity
634,199            369,29

See notes to financial statements.

Equity Portfolio
Statements of Changes in Net Assets

                         Year EndedYear En
ded
                         September 30,Sept
ember 30,
Increase (Decrease) in Net Assets
1999 1998
Operations:
  Net investment income (loss)  $(618,147)
$(308,492)
  Net realized gain (loss)      13,652,242
609,268
  Change in net unrealized appreciation or
(depreciation)
30,148,335   (26,063,542)

     Increase (Decrease) in Net Assets
     Resulting From Operations  43,182,430
(25,762,766)

Distributions to shareholders from
  Net realized gain:
     Class A Shares      (83,481)(18,421,7
31)
     Class B Shares      (1,579)      ----
     Class C Shares      (4,329) (881,454)
       Total distributions        (89,389)
(19,303,185)

Capital share transactions:
  Shares sold:
     Class A Shares      31,878,104 32,530
,473
     Class B Shares      6,514,656 2,076,520
     Class C Shares      4,358,040 3,144,295
  Reinvestment of distributions:
     Class A Shares      81,223 16,511,336
     Class B Shares       1,161       ----
     Class C Shares       4,064    847,807
  Shares redeemed:
     Class A Shares      (34,955,133)(24,7
40,783)
     Class B Shares      (512,194)(75,439)
     Class C Shares      (1,630,469)(2,144
,660)
       Total capital share transactions
5,739,452      28,149,549

  Total Increase (Decrease) in Net Assets
48,832,493   (16,916,402)

Net Assets
Beginning of year        136,334,502 153,2
50,904
End of year                     $185,166,995
$136,334,502


See notes to financial statements.

Equity Portfolio
Statements of Changes in Net Assets

Equity Portfolio (Cont'd)
                         Year EndedYear En
ded
                         September 30,Sept
ember 30,
Capital Share Activity      1999      1998
Shares sold:
  Class A Shares         1,170,174 1,437,044
  Class B Shares         238,209        --
  Class C Shares         169,101   122,108
Reinvestment of distributions:
  Class A Shares          3,247    273,375
  Class B Shares             47       ----
  Class C Shares            174     10,163
Shares redeemed:
  Class A Shares         (1,333,181)(911,9
39)    Class B Shares    (18,546)       --
  Class C Shares         (67,591) (33,306)
     Total capital share activity
161,634           897,445


See notes to financial statements.

Managed Index Portfolio
StatementS of Changes in Net Assets

                                From Incep
tion
                         Year EndedApril 15,
1998
                         September 30,Thro
ugh
Increase (Decrease) in Net Assets
1999       September 30, 1998
Operations:
  Net investment income (loss)    $85,019
$42,792
  Net realized gain (loss)       (429,247)
(104,902)
  Change in net unrealized appreciation or
(depreciation)
5,589,849     (2,066,875)

     Increase (Decrease) in Net Assets
     Resulting From Operations  5,245,621
(2,128,985)

Distributions to shareholders from
 Net investment income:
  Class A Shares         (20,045)     ----
  Class I Shares         (49,962)     ----
     Total distributions (70,007)     ----

Capital share transactions:
  Shares sold:
     Class A Shares      8,471,192 5,107,452
     Class B Shares      3,161,704 1,062,922
     Class C Shares      2,218,849 455,574
     Class I Shares      36,679 16,515,346
  Reinvestment of distributions:
     Class A Shares      18,852       ----
     Class I Shares      49,962       ----
  Shares redeemed:
     Class A Shares      (1,802,845)(295,5
08)
     Class B Shares      (325,223) (3,283)
     Class C Shares      (219,616)(28,837)
     Class I Shares      (14,552) (15,505)
       Total capital share transactions
11,595,002     22,798,161

  Total Increase (Decrease) in Net Assets
16,770,616     20,669,176

Net Assets
Beginning of period      20,669,176     --
End of period (including undistributed net
investment
  income of $57,317 and $42,792,
respectively)
$37,439,792   $20,669,176

Managed Index Portfolio
StatementS of Changes in Net Assets

Managed Index Portfolio (Cont'd)
                                From Incep
tion
                         Year EndedApril 15,
1998
                         September 30,Thro
ugh
Capital Share Activity
1999           September 30, 1998
Shares sold:
  Class A Shares         510,134   346,063
  Class B Shares         192,698    72,487
  Class C Shares         131,088    31,384
  Class I Shares          2,095  1,101,064
Reinvestment of distributions:
  Class A Shares          1,166       ----
  Class I Shares          3,084       ----
Shares redeemed:
  Class A Shares         (107,827)(21,145)
  Class B Shares         (19,076)    (215)
  Class C Shares         (12,853)  (2,021)
  Class I Shares          (856)    (1,057)
     Total capital share activity
699,653         1,526,560

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies
General: The Calvert Social Investment Fund
(the "Fund") is registered under the
Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with five separate portfolios: Money Market, Balanced, Bond,
Equity and Managed Index. Money Market,
Balanced, Equity and Managed Index are
registered as diversified portfolios and
Bond as a non-diversified portfolio. Money
Market shares are sold
without sales charge. Balanced, Bond, Equity and Managed Index have Class A, Class B and
Class C shares. Balanced and Managed Index also have
Class I shares. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long you have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase.
Class B and Class C shares have higher level of expenses than Class A shares. Effective
March 1, 1999, Balanced began to offer Class
I shares. Class I shares require a minimum account balance of $1,000,000. Class I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to Distribution Plan expenses and other class-specific expenses,
(b) exchange privileges and (c) class-
specific voting rights.
Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price.
Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker.
Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service.
Foreign security prices, furnished by
quotation services in the security's local currency, are translated using the current
U.S. dollar exchange rate. All securities held by Money Market are valued at amortized cost which approximates market. The Fund may invest in securities whose resale is subject to restrictions. Restricted securities and other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the
Board of Trustees.
In determining fair value, the Board
considers all relevant qualitative and
quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.
The following securities were valued by the Board of Trustees as of
September 30, 1999:

Total Investments% of Net Assets
Balanced                        $18,318,681
2.5%
Bond                     533,633      0.7%
Equity                           1,347,170
0.7%

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Options: The Fund may write or purchase
option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Fund maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.
Security Transactions and Investment Income:
Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis.
Dividend income is recorded on the ex-
dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Foreign Currency Transactions: The Fund's accounting records are maintained in U.S.
dollars. For valuation of assets and
liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on securities.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly by Money Market and Bond, quarterly by Balanced and annually by Equity and Managed Index. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees are paid indirectly by credits earned on each Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for
federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.
Note B -- Related Party Transactions
Calvert Asset Management Company, Inc. (the
"Advisor") is wholly-owned
by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by Ameritas Acacia
Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated
Trustees of the Fund. For its services, the Advisor receives monthly fees based on the following annual rates of average daily net assets:

10/1/98-2/28/9     EFFECTIVE3/1/99
Money Market         .50%             .30%
Bond                 .65%             .35%
Balanced:
  First $500 Million .70%            .425%
  Next $500 Million .675%             .40%
  Over $1 Billion    .65%            .375%
Equity                      .70%
 .50%
Managed Index        .60%             .60%

Balanced paid a monthly performance fee of
plus or minus .15%, on an annual basis, of
average daily net assets of the performance
period depending on the Portfolio's
performance compared to Lipper Balanced Fund
Index. For the year ended September 30,
1999, the performance fee adjustment
decreased advisory fees by $161,637. Equity
paid a monthly performance fee of plus or
minus .20%, on an annual basis, of average
daily net assets of the performance period
depending on the Portfolio's performance
compared to Standard & Poor's 500 Index
Total Return. For the year ended September
30, 1999, the performance fee adjustment
decreased advisory fees by $109,437.
Performance fees for Balanced and Equity
were eliminated effective February 28, 1999.
The Advisor contractually reimbursed Money
Market, Bond and Index for expenses of
$17,277, $6,491 and $48,869, respectively.
Calvert Distributors, Inc., an affiliate of
the Advisor, is the distributor and
principal underwriter for the Fund.
Distribution Plans, adopted by Class A,
Class B, and Class C shares, allow the
Portfolios to pay the distributor for
expenses and services associated with
distribution of shares. The expenses of
Money Market are limited to .25% annually of
average daily net assets. The expenses paid
may not exceed .35%, 1.0%, and 1.0% annually
of average
daily net assets of each Class A, Class B,
and Class C for Balanced, Bond and Equity,
respectively. The expenses paid may not
exceed .25%, 1.0%, and
1.0% annually of average daily net assets of
each Class A, Class B, and Class C for
Managed Index. Class I for Balanced and
Managed Index does not have Distribution
Plan expenses.
The Distributor received the following front-
end sales charges (net of dealer
reallowances and contingent deferred sales
charges): $267,918 for Balanced, $38,149 for
Bond, $122,535 for Equity, and $22,263 for
Managed Index.
Calvert Shareholder Services, Inc. (CSSI),
an affiliate of the Advisor, is the
shareholder servicing agent for the Fund.
For its services, CSSI received fees of
$238,312, $266,598, $37,660, $135,017, and
$10,732 for the year ended September 30,
1999 for Money Market, Balanced, Bond,
Equity and
Managed Index, respectively. National
Financial Data Services, Inc., is the
transfer and dividend disbursing agent.
Calvert Administrative Services Company
(CASC), and affiliate of the Advisor,
provides administrative services for the
Fund. For providing such services, CASC
receives an annual fee, payable monthly,
from Managed
Index of 0.15% (0.10% for Class I shares) of
the average daily net assets. Effective
March 1, 1999 CASC receives a monthly fee
based on the following annual rates of
average daily net assets:
Money Market                .20%
Balanced (Class A, B, & C)           .275%
Balanced (Class I)         .125%
Bond (Class A, B, & C)      .30%
Equity (Class A, B, & C)    .20%
Managed Index (Class A, B, & C)       .15%
Managed Index (Class I)     .10%
The Calvert Social Investment Foundation
("CSI Foundation") now provides certain
administrative services to the Fund. These services include a due diligence review for each potential organization which is being considered for a high social impact investment ("HSI investment"). The services also include an annual review thereafter, investment monitoring, quarterly reporting to the Fund Board, notification of any event of information that may affect the value of an investment, and other incidental services. For providing such services, the CSI Foundation receives an annual fee, paid quarterly of 1.00% of the Fund's average daily net assets invested in HSI investments.

Each Trustee of the Funds who is not
affiliated with the Advisor receives an
annual fee of $15,430 plus $600 for each
Board and Committee meeting attended.
Additional fees of up to $10,000 annually
may be paid to the Chairperson of special
committees of the Board. Trustee's fees are
allocated
to each of the funds in the series served.
Fusion Capital (formerly Umbono), an
affiliate of Balanced due to a 28% ownership
of the voting securities, was purchased at a
cost of $5,488,708 for 19,872,196 shares.
Note C -- Investment Activity
During the year, purchases and sales of
investments, other than short-term
securities, were:
                                   Managed
       Balanced               Bond
Equity                        Index
Purchases: $1,264,724,538$386,678,292$88,5
51,953 $29,136,420
Sales:      1,312,979,894378,665,15284,967
,304 17,335,758

Money Market held only short-term
investments.
The cost of investments owned at September
30, 1999 was substantially the same for
federal income tax and financial reporting
purposes for each Portfolio. The following
table presents the components of net
unrealized appreciation (depreciation) as of
September 30, 1999 and the net realized
capital loss carryforwards as of September
30, 1999 with expiration dates:
  Money
Managed
  Market         Balanced   Bond    Equity
Index
Unrealized appreciation       --
$92,845,565                $296,162
$43,738,685       $5,801,840
Unrealized (depreciation)               --
24,594,525      1,810,83710,894,6412,278,866
Capital loss carryforward
$6,959         --      --     --   492,447
Expiration dates
2002-2004     --       --     --      2007

Capital losses may be utilized to offset
current and future capital gains until
expiration.
As a cash management practice, Portfolios
may sell or purchase short-term variable
rate demand notes from other Portfolios
managed by the Advisor.
For the year ended September 30, 1999, the
Fund effected transactions with other
Calvert Portfolios, which resulted in net
realized losses on sales of securities of
$583,167 for Balanced and $76,012 for Bond.
The purchases
and sales transactions, executed at
independently derived prices pursuant to
Rule 17a-7 under the Investment Company Act
of 1940, were:
                         Balanced     Bond
Purchases                       $58,054,707
$10,297,125
Sales                           15,984,750
7,464,700
Note D -- Line of Credit
A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Managed
Index Portfolio) and State Street Bank and
Trust Company ("the Bank"). Under the
agreement, the Bank is providing an
unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only.
Borrowings under this facility bear interest at the overnight Federal Funds Rate plus
 .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The
Fund had no loans outstanding pursuant to this line of credit at September 30, 1999.
Note E -- Subsequent Event
Effective November 1, 1999, Equity began to offer Class I shares.

Tax Information (Unaudited)
The Fund designates $71,049,711 and $733,316 as 20% rate capital gain dividends paid during the fiscal year ended September 30, 1999 for Balanced and Bond, respectively.

Money Market Portfolio
Financial Highlights

                         Years Ended
            September 30,September 30,Sept
ember 30,
                     1999   1998      1997
Net asset value, beginning $1.00     $1.00
$1.00
Income from investment operations
  Net investment income.045 .049      .048
Distributions from
  Net investment income(.045)(.049) (.048)

Net asset value, ending$1.00$1.00    $1.00

Total return*              4.54%     5.02%
4.89%
Ratios to average net assets:
  Net investment income4.43%4.92%    4.79%
  Total expenses     .90%   .94%     1.00%
  Expenses before offsets   .89%      .89%
 .89%
  Net expenses       .87%   .87%      .87%
Net assets, ending (in thousands) $193,941
$172,701         $166,111
Number of shares outstanding,
  ending (in thousands)194,031172,739166,163


                         Years Ended
                         September 30,Sept
ember 30,
                            1996      1995
Net asset value, beginning           $1.00
$1.00
Income from investment operations
  Net investment income     .048      .050
Distributions from
  Net investment income   (.048)    (.050)
Net asset value, ending    $1.00     $1.00

Total return*                        4.88%
5.13%
Ratios to average net assets:
  Net investment income    4.77%     5.03%
  Total expenses           1.10%     1.07%
  Expenses before offsets             .89%
 .89%
  Net expenses              .87%      .87%
Net assets, ending (in thousands)
$166,516         $153,996
Number of shares outstanding,
  ending (in thousands)  166,569   154,044

Balanced Portfolio
Financial Highlights

                         Years Ended
            September 30,September 30,Sept
ember 30,
Class A Shares       1999   1998      1997
Net asset value, beginning$32.45    $34.88
$31.35
Income from investment operations
  Net investment income.68   .77       .83
  Net realized and unrealized gain (loss)
3.03 .92             5.61
     Total from investment operations
3.71   1.69          6.44
Distributions from
  Net investment income(.66)(.76)    (.81)
  Net realized gain (3.36)(3.36)    (2.10)
     Total distributions(4.02)(4.12)(2.91)
Total increase (decrease) in net asset value
(.31)  (2.43)        3.53
Net asset value, ending$32.14$32.45 $34.88

Total return*             11.52%     5.50%
21.94%
Ratios to average net assets:
  Net investment income2.05%2.27%    2.57%
  Total expenses    1.17%  1.13%     1.14%
  Expenses before offsets  1.17%     1.13%
1.14%
  Net expenses      1.15%  1.11%     1.12%
Portfolio turnover   175%   185%      215%
Net assets, ending (in thousands) $708,655
$673,907         $675,306
Number of shares outstanding,
  ending (in thousands)22,04920,768 19,362

                         Years Ended
                         September 30,Sept
ember 30,
Class A Shares              1996      1995
Net asset value, beginning          $32.81
$28.77
Income from investment operations
  Net investment income      .78       .87
  Net realized and unrealized gain (loss)
2.28 4.25
     Total from investment operations
3.06 5.12
Distributions from
  Net investment income    (.77)     (.87)
  Net realized gain       (3.75)     (.21)
     Total distributions  (4.52)    (1.08)
Total increase (decrease) in net asset value
(1.46) 4.04
Net asset value, ending   $31.35    $32.81

Total return*                       10.27%
18.21%
Ratios to average net assets:
  Net investment income    2.58%     2.89%
  Total expenses           1.29%     1.30%
  Expenses before offsets            1.28%
1.28%
  Net expenses             1.26%     1.26%
Portfolio turnover          111%      114%
Net assets, ending (in thousands)
$594,482         $560,981
Number of shares outstanding,
  ending (in thousands)   18,964    17,099

Balanced Portfolio
Financial Highlights

                         Periods Ended
                         September 30,Sept
ember 30,
Class B Shares              1999    1998 #
Net asset value, beginning          $32.38
$34.37
Income from investment operations
  Net investment income      .35      0.15
  Net realized and unrealized gain (loss)
2.94 (1.90)
     Total from investment operations
3.29 (1.75)
Distributions from
  Net investment income    (.34)    (0.24)
  Net realized gain       (3.36)        --
     Total distributions  (3.70)    (0.24)
Total increase (decrease) in net asset value
(.41)  (1.99)
Net asset value, ending   $31.97    $32.38

Total return*                       10.15%
(5.10%)
Ratios to average net assets:
  Net investment income     .85% 1.22% (a)
  Total expenses           2.40% 3.59% (a)
  Expenses before offsets            2.40%
2.43% (a)
  Net expenses             2.38% 2.41% (a)
Portfolio turnover          175%      185%
Net assets, ending (in thousands)
$9,910 $2,540
Number of shares outstanding,
  ending (in thousands)      310        78

Balanced Portfolio
Financial Highlights

                         Years Ended
            September 30,September 30,Sept
ember 30,
Class C Shares       1999   1998      1997
Net asset value, beginning$32.05    $34.52
$31.05
Income from investment operations
  Net investment income.36   .41       .47
  Net realized and unrealized gain (loss)
2.98   .89           5.54
     Total from investment operations
3.34 1.30            6.01
Distributions from
  Net investment income(.33)(.41)    (.44)
  Net realized gain(3.36) (3.36)    (2.10)
     Total distributions(3.69)(3.77)(2.54)
Total increase (decrease) in net asset value
(.35)  (2.47)        3.47
Net asset value, ending$31.70$32.05 $34.52

Total return*             10.43%     4.35%
20.56%
Ratios to average net assets:
  Net investment income1.04%1.16%    1.42%
  Total expenses    2.19%  2.25%     2.29%
  Expenses before offsets  2.19%     2.25%
2.29%
  Net expenses      2.17%  2.23%     2.27%
Portfolio turnover   175%   185%      215%
Net assets, ending (in thousands)  $13,646
$11,483            $8,898
Number of shares outstanding,
  ending (in thousands)430   358       258

                         Years Ended
                         September 30,Sept
ember 30,
Class C Shares              1996      1995
Net asset value, beginning          $32.60
$28.65
Income from investment operations
  Net investment income      .46       .54
  Net realized and unrealized gain (loss)
2.17 4.20
     Total from investment operations
2.63 4.74
Distributions from
  Net investment income    (.43)     (.58)
  Net realized gain       (3.75)     (.21)
     Total distributions  (4.18)     (.79)
Total increase (decrease) in net asset value
(1.55) 3.95
Net asset value, ending   $31.05    $32.60

Total return*                        8.85%
16.85%
Ratios to average net assets:
  Net investment income    1.34%     1.61%
  Total expenses           2.66%     2.93%
  Expenses before offsets            2.52%
2.51%
  Net expenses             2.50%     2.50%
Portfolio turnover          111%      114%
Net assets, ending (in thousands)
$6,715 $4,065
Number of shares outstanding,
  ending (in thousands)      216       125

Balanced Portfolio
Financial Highlights

                         Period Ended
                         September 30,
Class I Shares           1999###
Net asset value, beginning          $32.52
Income from investment operations
  Net investment income      .52
  Net realized and unrealized gain (loss)
(.35)
     Total from investment operations
 .17
Distributions from
  Net investment income    (.56)
     Total distributions   (.56)
Total increase (decrease) in net asset value
(.39)
Net asset value, ending   $32.13

Total return*                         .52%
Ratios to average net assets:
  Net investment income  2.54% (a)
  Total expenses         .74% (a)
  Expenses before offsets         .74% (a)
  Net expenses           .73% (a)
Portfolio turnover          175%
Net assets, ending (in thousands)
$13,458
Number of shares outstanding,
  ending (in thousands)      419

Bond Portfolio
Financial Highlights

                         Years Ended
            September 30,September 30,Sept
ember 30,
Class A Shares       1999   1998      1997
Net asset value, beginning$16.88    $16.64
$16.06
Income from investment operations
  Net investment income.93   .95       .96
  Net realized and unrealized gain (loss)
(.74)  .41            .58
     Total from investment operations
 .19  1.36            1.54
Distributions from
  Net investment income(.93)(.96)    (.96)
  Net realized gain (.55)  (.16)        --
     Total distributions(1.48)(1.12) (.96)
Total increase (decrease) in net asset value
(1.29) .24            .58
Net asset value, ending$15.59$16.88 $16.64

Total return*              1.18%     8.46%
9.89%
Ratios to average net assets:
  Net investment income5.79%5.69%    5.85%
  Total expenses    1.13%  1.14%     1.23%
  Expenses before offsets  1.13%     1.14%
1.23%
  Net expenses      1.09%  1.07%     1.19%
Portfolio turnover   570%   620%      319%
Net assets, ending (in thousands)  $66,944
$65,807           $59,656
Number of shares outstanding,
  ending (in thousands)4,2953,897    3,585

                         Years Ended
                         September 30,Sept
ember 30,
Class A Shares              1996      1995
Net asset value, beginning          $16.34
$15.49
Income from investment operations
  Net investment income      .92       .96
  Net realized and unrealized gain (loss)
(.29)  .91
     Total from investment operations
 .63  1.87
Distributions from
  Net investment income    (.91)     (.93)
  Net realized gain           --     (.06)
  Tax return of capital       --     (.03)
     Total distributions   (.91)    (1.02)
Total increase (decrease) in net asset value
(.28)  .85
Net asset value, ending   $16.06    $16.34

Total return*                        3.96%
12.57%
Ratios to average net assets:
  Net investment income    5.60%     6.04%
  Total expenses           1.29%     1.24%
  Expenses before offsets            1.29%
1.24%
  Net expenses             1.26%     1.22%
Portfolio turnover           22%       29%
Net assets, ending (in thousands)
$62,259           $62,929
Number of shares outstanding,
  ending (in thousands)    3,876     3,850

Bond Portfolio
Financial Highlights

                         Periods Ended
                         September 30,Sept
ember 30
Class B Shares              1999     1998#
Net asset value, beginning          $16.84
$16.69
Income from investment operations
  Net investment income      .74       .36
  Net realized and unrealized gain (loss)
(.79)  .19
     Total from investment operations
(.05)  .55
Distributions from
  Net investment income    (.71)     (.40)
  Net realized gain        (.55)
     Total distributions  (1.26)
Total increase (decrease) in net asset value
(1.31) .15
Net asset value, ending   $15.53    $16.84

Total return*                       (.29%)
3.36%
Ratios to average net assets:
  Net investment income    4.43% 4.14% (a)
  Total expenses           2.72% 8.08% (a)
  Expenses before offsets            2.56%
2.55% (a)
  Net expenses             2.50% 2.50% (a)
Portfolio turnover          570%      620%
Net assets, ending (in thousands)
$2,773 $557
Number of shares outstanding,
  ending (in thousands)      179        33



                         Periods Ended
                         September 30,Sept
ember 30,
Class C Shares              1999    1998^^
Net asset value, beginning          $16.84
$16.81
Income from investment operations
  Net investment income      .74       .21
  Net realized and unrealized gain (loss)
(.80)  .08
     Total from investment operations
(.06)  .29
Distributions from
  Net investment income    (.72)     (.26)
  Net realized gain        (.55)
     Total distributions  (1.27)
Total increase (decrease) in net asset value
(1.33) .03
Net asset value, ending   $15.51    $16.84

Total return*                       (.40%)
1.75%
Ratios to average net assets:
  Net investment income    4.41% 4.06% (a)
  Total expenses           2.85% 7.09% (a)
  Expenses before offsets            2.55%
2.74% (a)
  Net expenses             2.50% 2.50% (a)
Portfolio turnover          570%      620%
Net assets, ending (in thousands)
$1,779 $399
Number of shares outstanding,
  ending (in thousands)      115        24

Equity Portfolio
Financial Highlights

                         Years Ended
            September 30,September 30,Sept
ember 30,
Class A Shares       1999   1998      1997
Net asset value, beginning$20.36    $27.77
$22.54
Income from investment operations
  Net investment income(.07)(.04)       --
  Net realized and unrealized gain (loss)
6.78 (4.01)          6.73
     Total from investment operations
6.71 (4.05)          6.73
Distributions from
  Net investment income--     --     (.01)
  Net realized gain (.01) (3.36)    (1.49)
     Total distributions(.01)(3.36) (1.50)
Total increase (decrease) in net asset value
6.70 (7.41)         $5.23
Net asset value, ending$27.06$20.36 $27.77

Total return*             32.98%  (15.70%)
31.34%
Ratios to average net assets:
  Net investment income(.28%)(.14%)   .03%
  Total expenses    1.22%  1.16%     1.21%
  Expenses before offsets  1.22%     1.16%
1.21%
  Net expenses      1.10%  1.07%     1.20%
Portfolio turnover    51%   110%       93%
Net assets, ending (in thousands) $166,716
$128,683         $147,002
Number of shares outstanding,
  ending (in thousands)6,1606,320    5,294



                         Years Ended
                         September 30,Sept
ember 30,
Class A Shares              1996      1995
Net asset value, beginning          $21.12
$20.13
Income from investment operations
  Net investment income      .03       .06
Net realized and unrealized gain (loss)
3.26 2.22
  Total from investment operations
3.29 2.28
Distributions from
  Net investment income    (.06)     (.04)
Net realized gain         (1.81)    (1.25)
     Total distributions  (1.87)    (1.29)
Total increase (decrease) in net asset value
1.42 .99
Net asset value, ending   $22.54    $21.12

Total return*                       16.62%
12.43%
Ratios to average net assets:
  Net investment income     .15%      .32%
  Total expenses           1.29%     1.38%
  Expenses before offsets            1.29%
1.38%
  Net expenses             1.27%     1.36%
  Portfolio turnover        118%       35%
Net assets, ending (in thousands)
$101,344          $90,951
Number of shares outstanding,
  ending (in thousands)    4,496     4,307

Equity Portfolio
Financial Highlights
                         Periods Ended
                         September 30,Sept
ember 30,
Class B Shares              1999    1998 #
Net asset value, beginning          $20.26
$26.01
Income from investment operations
  Net investment income    (.15)     (.09)
  Net realized and unrealized gain (loss)
6.50 (5.66)
     Total from investment operations
6.35 (5.75)
Distributions from
  Net realized gain        (.01)      ----
Total increase (decrease) in net asset value
6.34 (5.75)
Net asset value, ending   $26.60    $20.26

Total return*                       31.37%
(22.11%)
Ratios to average net assets:
  Net investment income  (1.41%)(1.55%) (a)
  Total expenses           2.43% 4.12% (a)
  Expenses before offsets            2.43%
3.19% (a)
  Net expenses             2.21% 2.56% (a)
Portfolio turnover           51%      110%
Net assets, ending (in thousands)
$8,038 $1,670
Number of shares outstanding,
  ending (in thousands)      302        82

Equity Portfolio
Financial Highlights

                         Years Ended
            September 30,September 30,Sept
ember 30,
Class C Shares       1999   1998      1997
Net asset value, beginning$19.00    $26.37
$21.71
Income from investment operations.
  Net investment income (loss)(.11)  (.16)
(.05)
  Net realized and unrealized gain (loss)
6.12 (3.85)          6.21
     Total from investment operations
6.01 (4.01)          6.16
Distributions from
  Net investment income--     --     (.01)
  Net realized gain (.01) (3.36)    (1.49)
     Total distributions(.01)(3.36) (1.50)
Total increase (decrease) in net asset value
6.00 (7.37)          4.66
Net asset value, ending$25.00$19.00 $26.37

Total return*             31.66%  (16.47%)
29.84%
Ratios to average net assets:
  Net investment income (loss)(1.21%)(1.17%)
(1.08%)
  Total expenses    2.22%  2.21%     2.31%
  Expenses before offsets  2.22%     2.21%
2.31%
  Net expenses      2.01%  2.09%     2.30%
Portfolio turnover    51%   110%       93%
Net assets, ending (in thousands)  $10,413
$5,981 $6,249
Number of shares outstanding,
  ending (in thousands)417   315       237


                         Years Ended
                         September 30,Sept
ember 30,
Class C Shares              1996      1995
Net asset value, beginning          $20.66
$19.98
Income from investment operations.
  Net investment income    (.16)     (.03)
  Net realized and unrealized gain (loss)
3.04 2.05
     Total from investment operations
2.88   2.02
Distributions from
  Net investment income    (.02)     (.09)
  Net realized gain       (1.81)    (1.25)
     Total distributions  (1.83)    (1.34)
Total increase (decrease) in net asset value
1.05 .68
Net asset value, ending   $21.71    $20.66

Total return*                       14.85%
11.16%
Ratios to average net assets:
  Net investment income (loss)     (1.42%)
(.84%)
  Total expenses           2.86%     3.58%
  Expenses before offsets            2.86%
2.51%
  Net expenses             2.85%     2.50%
Portfolio turnover          118%       35%
Net assets, ending (in thousands)
$2,996 $1,802
Number of shares outstanding,
  ending (in thousands)      138        87

Managed Index Portfolio
Financial Highlights


                         Periods Ended
                         September 30,Sept
ember 30,
Class A Shares              1999   1998 ##
Net asset value, beginning          $13.54
$15.00
Income from investment operations
  Net investment income      .03       .02
  Net realized and unrealized gain (loss)
3.31 (1.48)
     Total from investment operations
3.34 (1.46)
Distributions from
  Net investment income    (.05)      ----
Total increase (decrease) in net asset value
3.29 (1.46)
Net asset value, ending   $16.83    $13.54
Total return*                       24.68%
(9.73%)
Ratios to average net assets:
  Net investment income     .14%  .42% (a)
  Total expenses           1.59% 1.86% (a)
  Expenses before offsets            1.31%
1.01% (a)
  Net expenses             1.25%  .95% (a)
Portfolio turnover           56%       27%
Net assets, ending (in thousands)
$12,257            $4,401
Number of shares outstanding,
  ending (in thousands)      728       325



                         Periods Ended
                         September 30,Sept
ember 30,
Class B Shares              1999   1998 ##
Net asset value, beginning          $13.48
$15.00
Income from investment operations
  Net investment income    (.11)     (.03)
  Net realized and unrealized gain (loss)
3.21 (1.49)
     Total from investment operations
3.10 (1.52)
Total increase (decrease) in net asset value
3.10 (1.52)
Net asset value, ending   $16.58    $13.48

Total return*                       23.00%
(10.13%)
Ratios to average net assets:
  Net investment income  (1.11%)(.98%) (a)
  Total expenses           2.67% 5.61% (a)
  Expenses before offsets            2.56%
2.56% (a)
  Net expenses             2.50% 2.50% (a)
Portfolio turnover           56%       27%
Net assets, ending (in thousands)
$4,078 $975
Number of shares outstanding,
  ending (in thousands)      246        72

Managed Index Portfolio
Financial Highlights


                         Periods Ended
                         September 30,Sept
ember 30,
Class C Shares              1999   1998 ^^
Net asset value, beginning          $13.52
$14.52
Income from investment operations
  Net investment income    (.09)     (.02)
  Net realized and unrealized gain (loss)
3.19 (.98)
     Total from investment operations
3.10 (1.00)
Total increase (decrease) in net asset value
3.10 (1.00)
Net asset value, ending   $16.62    $13.52
Total return*                       22.93%
(6.89%)
Ratios to average net assets:
  Net investment income  (1.12%)(.96%) (a)
  Total expenses           2.68% 4.82% (a)
  Expenses before offsets            2.56%
2.56% (a)
  Net expenses             2.50% 2.50% (a)
Portfolio turnover           56%       27%
Net assets, ending (in thousands)
$2,454 $397
Number of shares outstanding,
  ending (in thousands)      148        29


                         Periods Ended
                         September 30,Sept
ember 30,
Class I Shares              1999   1998 ##
Net asset value, beginning          $13.54
$15.00
Income from investment operations
  Net investment income      .11       .04
  Net realized and unrealized gain (loss)
3.29 (1.50)
     Total from investment operations
3.40 (1.46)
Distributions from
  Net investment income    (.05)      ----
Total increase (decrease) in net asset value
3.35 (1.46)
Net asset value, ending   $16.89    $13.54

Total return*                       25.09%
(9.73%)
Ratios to average net assets:
  Net investment income     .65%  .54% (a)
  Total expenses            .91% 1.03% (a)
  Expenses before offsets             .81%
 .81% (a)
  Net expenses              .75%  .75% (a)
Portfolio turnover           56%       27%
Net assets, ending (in thousands)
$18,652           $14,897
Number of shares outstanding,
  ending (in thousands)    1,104     1,100

(a)   Annualized
* Total return is not annualized for periods
less than one year and does not reflect
deduction of any front-end or deferred  sa
les charge.
# From April 1, 1998 inception.
^ From March 1, 1994 inception.
^^   From June 1, 1998 inception.
##   From April 15, 1998 inception.
### From March 1, 1999 inception.

Calvert Group and the Year 2000

Three years ago, Calvert Group recruited a task force to address the Y2K compliance problem. Headed by our Vice President of Information Technology, the task force developed a comprehensive Year 2000
Initiative that addressed all software and hardware systems that could possibly be susceptible to year-2000 problems.

Today we can report that we have completed
100 percent of our year-2000 Initiative and are currently monitoring our systems to ensure that they will remain compliant.


These are just some of the steps Calvert
Group has taken over the past 36 months:

      Inventory. To safeguard our inventory
systems we documented all hardware and sof tware systems used by Calvert Group.

      Assessment. Our system engineers made
an extensive
evaluation of the readiness of each system and its susceptibility to year-2000 problems.

      Remediation. We have modified
software codes, upgraded hardware, improved data interfaces and applied upgrades.

      Testing. We have deployed year-2000
test environments and executed test plans with dates from 1999 through 2000 and beyond.

      Implementation. We have released our
modified software, deployed upgraded
hardware and coordinated with business
partners where data interfaces have changed.

      Vendor Compliance. All significant
third-party vendors, including subadvisors, have been contacted and reported Y2K compliance.


Finally, Calvert Group will re-test
continuously through the remainder of
1999 and into 2000 to ensure that operating platforms, third-party software, and interfaces to other systems remain stable throughout the rollover to the year 2000.

If you have any questions regarding the Year
2000 issue, please send e-mail
to customerservice@calvert.com or call
1.800.368.2748.

Calvert Group's Web site, www.calvert.com and our Voice Response Unit (800.368.2745) will be operational Saturday, January 1, 2000 and completely updated to include all account activity through year-end 1999. We encourage you to use either system to verify the status of your account. A customer service representative will be available to assist you Monday, January 3, 2000.